(ICON)

Prudential
California
Municipal
Fund
-------------------------
California Series

ANNUAL
REPORT

Aug. 31, 1999

(LOGO)

A Message from the Fund's President                           October 5, 1999
(PHOTO)

Dear Shareholder,
Prudential California Municipal Fund--California Series' Class A shares posted a negative return of 1.56% during our 12-month reporting period that ended August 31, 1999. Its benchmark Lipper Average also generated a negative return as inflation fears caused a broad sell-off in the U.S. bond markets. The following report takes a closer look at recent bond market events and explains how the Series was positioned.

While municipal bond prices gained early in our reporting period, the rally was short-lived. Signs that the U.S. economy was continuing to grow at a rapid pace fueled concerns about higher inflation. Since a rise in inflation would reduce the value of bonds' fixed-income payments, investors demanded higher yields on debt securities as compensation. This, in turn, caused bond prices to fall during most of our reporting period.

One integrated and expanded team
I would like to take this opportunity to tell you about some changes we've made to our Fixed Income Group. Earlier in the year, we combined our fixed-income areas into one integrated group that will manage money for Prudential's investors and policyholders. This group now manages approximately $135 billion in assets, making it one of the three largest fixed-income money managers in the country. Our expanded depth, breadth, and scale now also allow us to tap the best talent and share investment ideas, proprietary research, and analytical tools.

To utilize these resources effectively, we recently organized the group into teams, each specializing in a different sector of the fixed-income market. The Municipal Bonds Sector team, headed by Evan Lamp, is now responsible for the day-to-day management of your Prudential California Municipal Fund--California Series. Many of the investment professionals who supported the management of the Series in the past are part of this new team.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential California Municipal Fund

Performance Review
(PHOTO)
Evan Lamp, team leader of the Municipal Bonds Sector team

Investment Goals and Style
The Series seeks to invest primarily in carefully selected, long-term municipal bonds that provide the maximum amount of income that is exempt from California State and federal income taxes, consistent with the preservation of capital. Certain shareholders, however, may be subject to the federal alternative minimum tax. There can be no assurance the Series will achieve its investment objective.

Inflation fears battered the municipal bond market
Our fiscal year that ended on August 31, 1999, will be remembered as a challenging period in the history of the municipal debt securities market. For the first several weeks, prices of tax-exempt bonds rallied in sympathy with U.S. Treasury securities. Many investors purchased Treasuries for their relative safety after a global financial crisis spread beyond Asia to Russia and Latin America in the summer of 1998.

But concern about the global financial crisis gave way to fears that a surprisingly strong U.S. economy and soaring oil prices might boost inflation, which eats into the value of bonds' fixed-interest payments. To compensate for this risk, investors demanded higher yields on municipal bonds and many other types of debt securities, causing their prices to tumble. Long-term municipal bonds sold off the most since their prices fall more rapidly than prices of shorter-term bonds for a given rise in yield. The Series posted negative annual returns, as did its benchmark Lipper Average, amid this bearish trend.

Positioning duration for interest rate views
We began the reporting period with a longer-than-average duration stance compared to our competitive universe. (Duration is a measure of the Series' sensitivity to interest-rate fluctuations.) A longer duration enables the Series' shares to gain more rapidly if interest rates should fall and municipal bond prices, which move in the opposite direction of their yields, rise. We expected long-term interest rates to continue to fall because the U.S. economic expansion was poised to slow and inflation to remain tame after the global financial crisis of last year. Our strategy benefited the Series during the autumn of 1998 when interest rates fell and the Federal Reserve cut the Federal funds rate three times. Furthermore, investors sought safety and liquidity for their investments in this uncertain market environment and purchased a multitude of fixed-income debt securities, especially U.S. Treasuries and municipal bonds. This trend was referred to as a "flight to quality."

We maintained our longer duration stance into the first quarter of 1999 since we expected the ever-resilient U.S. economy to slow moderately. However, a slowdown did not occur as the Fed's accommodative monetary policy in late 1998 bolstered U.S. economic growth. As a result, long-term interest rates rose, and the prices of municipal bonds fell throughout the first eight months of 1999, hurting the Series' performance. In addition, a "flight from quality" was taking place as investors felt they no longer needed the safety of Treasury securities. Therefore we shortened the Series' duration to a more neutral stance in the late spring of 1999, as it was apparent that the U.S. economy would not slow enough to alleviate inflation fears. A shorter duration helped performance when the Fed stepped in and raised rates in June and August 1999.

Lower-rated bonds enhanced the Series' performance
In order to increase the Series' yield, we selectively bought lower-rated bonds. When the tax-exempt bond market sold off, prices of lower-rated debt securities tended to decline less than prices of more highly-rated ones. This was particularly true of lower-rated debt securities in economically sensitive sectors such as transportation and industrial development.

The Series still held noncallable zero coupon bonds, mostly intermediate term in length. Just as prices of these bonds tend to

Performance at a Glance

Cumulative Total Returns1                               As of 8/31/99
                  One         Five                 Ten              Since
                  Year        Years               Years           Inception2
Class A             -1.56%    32.99% (32.75)        N/A              85.77% (85.77)
Class B             -1.94     30.49  (30.26)    83.38% (83.05)      188.50  (184.21)
Class C             -2.18     28.87  (28.65)        N/A              28.93   (28.71)
Class Z             -1.44         N/A               N/A              16.66   (16.55)
Lipper CA Muni
Debt Fund Avg.3     -1.49        32.05             90.77                  ***

<CAPTION
Average Annual Total Returns1                         As of 9/30/99
           One         Five            Ten           Since
           Year        Years          Years        Inception2
Class A      -6.23%    5.50% (5.46)       N/A          6.27% (6.25)
Class B      -8.61     5.60  (5.57)  6.30% (6.28)      7.31  (7.20)
Class C      -5.81     5.29  (5.25)       N/A          4.85  (4.82)
Class Z      -3.12         N/A            N/A          5.26  (5.23)

Distributions & Yields                         As of 8/31/99
                 Total                         Taxable Equivalent Yield4
            Distributions      30-Day              At Tax Rates Of
          Paid for 12 Mos.    SEC Yield        36%          39.6%
Class A       $0.59              4.12%            7.10%          7.52%
Class B       $0.56              4.00             6.89           7.30
Class C       $0.53              3.71             6.39           6.77
Class Z       $0.62              4.50             7.75           8.21

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 9/19/84; Class C, 8/1/94; and Class Z, 9/18/96.

3 Lipper average returns are for all funds in each share class for the one-, five-, and ten-year periods in the California Municipal Debt Fund category.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 87.32% for Class A; 222.28% for Class B; 32.38% for Class C; and 14.78% for Class Z, based on all funds in each share class.
-------------------------------------------------------------------------------
                                   1

Review Cont'd.

climb rapidly when interest rates fall, they tumble when the municipal bond market sells off and interest rates head higher. Furthermore, we were overweighted--held more than our competitive universe averages--in these types of bonds when the Fed raised interest rates and municipal bond markets sold off further. The declines in the prices of our noncallable zero coupon bonds detracted from the Series' performance.

Looking Ahead
Fed poised to act again, if necessary
If the U.S. economy does not lose steam quickly enough, we believe the Federal Reserve will continue to increase short-term interest rates to slow the economic expansion to a more sustainable pace. After their latest meeting in early October 1999, Fed policy makers released a statement saying they were considering hiking rates again and would be "especially alert" to trends that could boost inflationary pressures.

Should the Fed act and bond yields continue to rise, the supply of newly issued municipal bonds could decline. State and local governments would have fewer opportunities to refinance their higher-rate debt securities. Moreover, if interest rates climbed sharply, some cost-conscious state and local governments may postpone issuing bonds in order to raise money for new projects. Retail investors, on the other hand, are attracted to tax-exempt debt securities in higher-interest-rate environments. This combination of shrinking supply and growing demand could allow municipal bonds to perform better than comparable Treasuries.

But what if the Fed left monetary policy unchanged and bond yields failed to move sharply higher? We believe municipal bonds are still a good buy on a relative basis. In early October 1999, an insured, 30-year municipal bond rated AAA yielded roughly 95% as much as comparable Treasuries. This is well above the historical average of approximately 87%.

Five Largest Issuers
Expressed as a percentage of net assets
as of 8/31/99
Southern California         8.2%
Public Power Authority
Orange County Local         6.7
Transportation Authority
Santa Margarita             4.9
Dana Point Authority
Long Beach Harbor           4.1
Revenue
Brea Public Finance         3.6
Authority Revenue

Portfolio Composition
Expressed as a percentage of total investments
as of 8/31/99
General Obligations         47%
Revenue Bonds               34
Prerefunded Bonds           19

Credit Breakdown
Expressed as a percentage of total investments
as of 8/31/99
AAA                          7%
AA                           6
A                           12
BBB                         14
Insured                     41
Not Rated                   19
Cash Equivalents             1
-------------------------------------------------------------------------------
                                   2

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1999                         CALIFORNIA SERIES
--------------------------------------------------------------------------------

                                                               Moody's                               Principal
                                                                Rating      Interest     Maturity     Amount            Value
Description (a)                                              (Unaudited)      Rate         Date        (000)           (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--98.9%
------------------------------------------------------------------------------------------------------------------------------
Alisal Union Sch. Dist.,
   Capital Apprec., Ser C, F.G.I.C.                          Aaa              Zero         8/01/12    $ 1,025        $    516,959
   Capital Apprec., Ser C, F.G.I.C.                          Aaa              Zero         8/01/14      1,030             456,516
   Capital Apprec., Ser C, F.G.I.C.                          Aaa             Zero          8/01/16      1,005             390,945
Arcadia Unified Sch. Dist., Gen. Oblig. 1993, Ser. A,
   M.B.I.A.                                                  Aaa             Zero          9/01/10      1,765           1,008,856
Baldwin Park Pub. Fin. Auth. Rev., Tax Alloc.                BBB(d)            7.05%       9/01/14      1,020           1,105,721
Berkeley Hosp. Rev., Alta Bates Hosp. Corp.                  Aaa               7.65       12/01/15      1,420(c)        1,488,174
Brea Pub. Fin. Auth. Rev., Sub. Tax Alloc. Redev.
   Proj., Ser. C                                             NR                8.10        3/01/21      5,000           5,219,950
Buena Park Cmnty. Redev. Agcy., Central Bus. Dist.
   Proj.                                                     BBB+(d)           7.10        9/01/14      2,500           2,648,175
California Infrastructure & Econ. Dev., Bank Rev.,
   American Ctr. for Wine Food Arts                          A(d)              5.70       12/01/19      2,500           2,444,000
California St. Hlth. Facs. Fin. Auth. Rev.,
   Eskaton Properties                                        NR                7.50        5/01/20      4,500(c)(f)     4,700,835
   Valleycare Hosp. Corp.                                    AA-(d)            5.50        5/01/20      2,250           2,158,672
California St. Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge.,
   Ser. A                                                    Aa2             Zero          2/01/15      8,420           1,821,835
Chula Vista Redev. Agcy., Bayfront Tax Alloc.                BBB+(d)           7.625       9/01/24      4,500           5,021,145
Commerce California Cmnty. Dev. Comm., Rfdg. Merged
   Redev. Proj., Ser. A                                      NR                5.65        8/01/18      1,175           1,109,153
Contra Costa Cnty., Spec. Tax Cmnty. Facs. Dist.
   Pleasant Hill                                             NR                8.125       8/01/16      1,300(c)        1,376,453
Desert Hosp. Dist., Cert. of Part.                           AAA(d)            8.10        7/01/20      5,000(c)(f)     5,281,450
East Palo Alto Sanit. Dist., Cert. of Part.                  NR                8.25       10/01/15      1,295           1,349,027
Fairfield Pub. Fin. Auth. Rev., Fairfield Redev.
   Projs., Ser. A                                            NR                7.90        8/01/21      4,200(c)        4,579,260
Foothill/Eastern Trans. Corridor Agcy.,
   Toll Rd. Rev.                                             Baa3            Zero          1/01/16      5,000           2,022,150
   Toll Rd. Rev.                                             Baa3            Zero          1/01/18      2,950           1,056,513
   Toll Rd. Rev.                                             Baa3            Zero          1/15/26      5,200           2,768,636
Kings Cnty. Wst. Mgmt. Auth., Solid Wst. Rev., A.M.T.        BBB(d)            7.20       10/01/14      1,150           1,242,414
La Canada Unified Sch. Dist.,
   Capital Apprec., F.G.I.C.                                 Aaa             Zero          8/01/12      1,600             806,960
   Unltd. Tax Gen. Oblig., F.G.I.C.                          Aaa             Zero          8/01/13      1,680             793,850
Long Beach Harbor Rev., Ser. A, A.M.T., F.G.I.C.             Aaa               6.00        5/15/16      5,500           5,816,030
Long Beach Redev. Agcy. Dist. No. 3, Spec. Tax Rev.
   (cost $2,950,530; purchased 10/18/93)                     NR                6.375       9/01/23      3,000(h)        3,057,960
Los Angeles Cnty., Cert. of Part., Correctional Facs.
   Proj., M.B.I.A.                                           Aaa             Zero          9/01/10      3,770           2,141,096
Los Angeles Cnty., Hsg. Auth., Multi-fam. Mtge. Rev.,
   Mayflower Gardens Proj., Ser. K, G.N.M.A.                 NR                8.875      12/20/10      2,100(c)(f)     2,292,885
Los Angeles Conv. & Exhib. Ctr. Auth., Cert. of Part.        Aaa               9.00       12/01/10      1,250(c)(e)     1,558,750
Madera Redev. Agcy Tax Rev. Tax Alloc. Redev. Proj.,
   F.S.A.                                                    Aaa               4.75        9/01/28      1,000             848,880
Met. Wtr. Dist. of Southern California,
   Rev. Linked S.A.V.R.S. & R.I.B.S.                         Aa2               5.75        8/10/18      1,000           1,027,950
   Waterworks Rev. Rfdg., Ser. A                             Aa2               5.75        7/01/21      4,000           4,115,560

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1999                         CALIFORNIA SERIES
--------------------------------------------------------------------------------

                                                               Moody's                               Principal
                                                                Rating      Interest     Maturity     Amount            Value
Description (a)                                              (Unaudited)      Rate         Date        (000)           (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Midpeninsula Regional Open Space Dist. Fin. Auth. Rev.,
   1996, A.M.B.A.C.                                          Aaa              Zero         9/01/15    $ 3,000        $  1,230,150
Mojave Desert Solid Wst. Victor Vally Materials, Recov.
   Fac., A.M.T.                                              Baa1             7.875%       6/01/20      1,175           1,290,303
Orange Cnty. Loc. Trans. Auth.,
   Linked S.A.V.R.S. & R.I.B.S., A.M.B.A.C.                  Aaa              6.20         2/14/11      8,000           8,675,440
   Linked R.I.B.S.                                           Aa3              8.668        2/14/11        750(g)          870,000
Petaluma City Joint Union High Sch. Dist.,
   Capital Apprec., M.B.I.A.                                 Aaa              Zero         8/01/14      1,170             518,567
   Capital Apprec., M.B.I.A.                                 Aaa              Zero         8/01/15      1,600             664,256
   Capital Apprec., M.B.I.A.                                 Aaa             Zero          8/01/16      1,455             565,995
   Capital Apprec., M.B.I.A.                                 Aaa             Zero          8/01/17      3,015           1,101,440
Port Redwood City Rev., A.M.T.                               BBB(d)            5.40        6/01/19        500             459,545
Redding Elec. Sys. Rev., Cert. of Part.
   Linked R.I.B.S., M.B.I.A.                                 Aaa               9.015       7/01/22      1,750(g)        2,067,188
   Linked S.A.V.R.S. & R.I.B.S., M.B.I.A.                    Aaa               6.368       7/01/22         50              54,555
Roseville City Sch. Dist., Cap. Apprec. Ser. A,
   F.G.I.C.                                                  Aaa             Zero          8/01/10      1,230             706,045
San Bernardino Cnty.,
   Cert. of Part., Med. Ctr. Fin. Proj., M.B.I.A.            Aaa               5.50        8/01/22      4,400           4,365,812
   Fin. Auth. Ref. Impt., Granada Hills, Ser. A              B-(d)             6.90        5/01/27        645             619,007
San Francisco City & Cnty., Redev. Agcy., Lease Rev.,
   Cap. Apprec.                                              A1              Zero          7/01/09      2,000           1,198,040
San Jose, Unified Sch. Dist., Santa Clara, Gen. Oblig.,
   Ser. A, F.G.I.C.                                          Aaa             Zero          8/01/17      1,350             493,182
Santa Cruz Cnty. Pub. Fin. Auth. Rev., Tax Alloc. Sub.
   Ln., Ser. B                                               AAA(d)            7.625       9/01/21      2,350(c)        2,408,750
Santa Margarita, Dana Point Auth.,
   Impvt. Dists. 3, Ser. B, M.B.I.A.                         Aaa               7.25        8/01/08      2,500           2,937,350
   Impvt. Dists. 3, Ser. A, M.B.I.A.                         Aaa               7.25        8/01/09      1,400           1,658,930
   Impvt. Dists. 3, Ser. B, M.B.I A.                         Aaa               7.25        8/01/09      1,000           1,184,950
   Impvt. Dists. 3, Ser. B, M.B.I.A.                         Aaa               7.25        8/01/14      1,000           1,199,020
So. Orange Cnty. Pub. Fin. Auth.,
   Foothill Area Proj., F.G.I.C.                             Aaa               6.50        8/15/10        750             846,698
   Spec. Tax Rev., M.B.I.A.                                  Aaa               7.00        9/01/11      3,500(f)        4,101,720
So. Tahoe Joint Pwrs. Fin. Auth. Rev., Rfdg. So. Tahoe
   Redev. Proj., Ser. A                                      BBB-(d)           5.375      10/01/30      1,250           1,129,925
Southern California Pub. Pwr. Auth.,
   Proj. Rev.                                                A3                6.75        7/01/10      2,265           2,572,926
   Proj. Rev.                                                A3                6.75        7/01/11      1,195           1,352,525
   Proj. Rev.                                                A3                6.75        7/01/12      2,935           3,330,286
   Proj. Rev.                                                A3                6.75        7/01/13      4,000           4,508,560

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1999                         CALIFORNIA SERIES
--------------------------------------------------------------------------------

                                                               Moody's                               Principal
                                                                Rating      Interest     Maturity     Amount            Value
Description (a)                                              (Unaudited)      Rate         Date        (000)           (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Southern California Pub. Pwr. Auth.,
   Proj. Rev., A.M.B.A.C.                                    Aaa              Zero         7/01/16    $ 7,925(f)     $  3,117,537
   Transmission Proj. Rev. Rfdg., Ser. A, F.G.I.C.           Aaa              Zero         7/01/12      7,080           3,573,205
Stockton Cmnty. Facs. Dist. No. 90-2, Brookside Estates      NR                6.20%       8/01/15        700             702,989
Sulphur Springs Union Sch. Dist., Ser. A, M.B.I.A.           Aaa             Zero          9/01/09      2,000           1,215,780
Torrance Redev. Agcy., Rfdg. Tax. Alloc., Downtown
   Redev.                                                    Baa2              7.125       9/01/21      1,580(c)        1,704,472
Vacaville Cmnty. Redev. Agcy., Cmnty. Hsg. Fin.
   Multi-fam.                                                NR                7.375      11/01/14      1,110           1,151,947
Victor Valley Union High Sch. Dist.,
   Gen. Oblig., M.B.I.A.                                     Aaa             Zero          9/01/09      2,075           1,254,026
   Gen. Oblig., M.B.I.A.                                     Aaa             Zero          9/01/15      5,070           2,105,014
Virgin Islands Terr., Hugo Ins. Claims Fund Proj., Ser.
   91                                                        NR                7.75       10/01/06        670(c)          715,493
Walnut Valley Unified Sch. Dist., M.B.I.A.                   Aaa               6.00        8/01/15      1,870           2,015,748
                                                                                                                     ------------
Total long-term investments (cost $132,916,421)                                                                       141,894,136
SHORT-TERM INVESTMENTS--0.1%
California Poll. Ctrl. Fin. Auth., Solid Waste Disposal
   Rev.,
   Shell Oil Martinez Refining Co., Ser. 96B, F.R.D.D.
   (cost $100,000)                                           Aa1               2.65        9/01/99        100             100,000
                                                                                                                     ------------
Total Investments--99.0%
(cost $133,016,421; Note 4)                                                                                           141,994,136
Other assets in excess of liabilities--1.0%                                                                             1,444,938
                                                                                                                     ------------
Net Assets--100%                                                                                                     $143,439,074
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance Corporation.
     A.M.T.--Alternative Minimum Tax
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.R.D.D.--Floating Rate (Daily) Demand Note (b).
     F.S.A.--Financial Security Assurance.
     G.N.M.A.--Government National Mortgage Association.
     M.B.I.A.--Municipal Bond Insurance Association.
     R.I.B.S.--Residual Interest Bearing Securities.
     S.A.V.R.S.--Select Auction Variable Rate Securities.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Standard & Poor's Rating.
(e) Segregated as collateral for financial futures contracts.
(f) When-issued security.
(g) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
(h) Indicates a restricted security. The aggregate cost of restricted securities is $2,950,530 and the aggregate value is $3,057,960 which represents approximately 2.1% of net assets.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Statement of Assets and Liabilities        CALIFORNIA SERIES
--------------------------------------------------------------------------------

Assets                                                                                                          August 31, 1999
Investments, at value (cost $133,016,421)..................................................................       $ 141,994,136
Cash.......................................................................................................             200,358
Interest receivable........................................................................................           1,826,126
Due from broker - variation margin.........................................................................              37,688
Receivable for Series shares sold..........................................................................              35,668
Other assets...............................................................................................               3,718
                                                                                                                 ---------------
   Total assets............................................................................................         144,097,694
                                                                                                                 ---------------
Liabilities
Payable for Series shares reacquired.......................................................................             350,122
Dividends payable..........................................................................................             117,324
Accrued expenses...........................................................................................              79,500
Management fee payable.....................................................................................              61,151
Distribution fee payable...................................................................................              41,139
Deferred trustee's fees....................................................................................               9,384
                                                                                                                 ---------------
   Total liabilities.......................................................................................             658,620
                                                                                                                 ---------------
Net Assets.................................................................................................       $ 143,439,074
                                                                                                                 ---------------
                                                                                                                 ---------------
Net assets were comprised of:
   Shares of beneficial interest, at par...................................................................       $     125,332
   Paid-in capital in excess of par........................................................................         137,085,913
                                                                                                                 ---------------
                                                                                                                    137,211,245
   Accumulated net realized loss on investments............................................................          (2,837,824)
   Net unrealized appreciation on investments..............................................................           9,065,653
                                                                                                                 ---------------
Net assets, August 31, 1999................................................................................       $ 143,439,074
                                                                                                                 ---------------
                                                                                                                 ---------------
Class A:
   Net asset value and redemption price per share
      ($92,868,075 / 8,113,751 shares of beneficial interest issued and outstanding).......................              $11.45
   Maximum sales charge (3% of offering price).............................................................                 .35
                                                                                                                 ---------------
   Maximum offering price to public........................................................................              $11.80
                                                                                                                 ---------------
                                                                                                                 ---------------
Class B:
   Net asset value, offering price and redemption price per share
      ($48,196,168 / 4,212,044 shares of beneficial interest issued and outstanding).......................              $11.44
                                                                                                                 ---------------
                                                                                                                 ---------------
Class C:
   Net asset value and redemption price per share
      ($1,446,924 / 126,449 shares of beneficial interest issued and outstanding)..........................              $11.44
   Sales charge (1% of offering price).....................................................................                 .12
                                                                                                                 ---------------
   Offering price to public................................................................................              $11.56
                                                                                                                 ---------------
                                                                                                                 ---------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($927,907 / 81,028 shares of beneficial interest issued and outstanding).............................              $11.45
                                                                                                                 ---------------
                                                                                                                 ---------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
CALIFORNIA SERIES
Statement of Operations
------------------------------------------------------------

                                                   Year Ended
Net Investment Income                            August 31, 1999
Income
   Interest...................................     $ 8,950,165
                                                 ---------------
Expenses
   Management fee.............................         768,543
   Distribution fee--Class A..................         189,848
   Distribution fee--Class B..................         280,207
   Distribution fee--Class C..................          10,294
   Custodian's fees and expenses..............          93,000
   Transfer agent's fees and expenses.........          75,000
   Reports to shareholders....................          43,000
   Registration fees..........................          42,000
   Legal fees and expenses....................          15,000
   Audit fees and expenses....................          13,000
   Trustees' fees and expenses................           7,000
   Miscellaneous..............................           4,703
                                                 ---------------
      Total expenses..........................       1,541,595
   Less: Custodian fee credit (Note 1)........            (444)
                                                 ---------------
      Net expenses............................       1,541,151
                                                 ---------------
Net investment income.........................       7,409,014
                                                 ---------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain on:
   Investment transactions....................         149,312
   Financial futures transactions.............         175,401
                                                 ---------------
                                                       324,713
                                                 ---------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments................................     (10,126,674)
   Financial futures contracts................         (59,562)
                                                 ---------------
                                                   (10,186,236)
                                                 ---------------
Net loss on investments.......................      (9,861,523)
                                                 ---------------
Net Decrease in Net Assets
Resulting from Operations.....................     $(2,452,509)
                                                 ---------------
                                                 ---------------

PRUDENTIAL MUNICIPAL SERIES FUND
CALIFORNIA SERIES
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                      Year Ended August 31,
in Net Assets                            1999              1998
Operations
   Net investment income..........   $   7,409,014     $  7,678,092
   Net realized gain (loss) on
      investment transactions.....         324,713         (274,855)
   Net change in unrealized
      appreciation (depreciation)
      of investments..............     (10,186,236)       5,747,426
                                    ---------------    ------------
   Net increase (decrease) in net
      assets resulting from
      operations..................      (2,452,509)      13,150,663
                                    ---------------    ------------
Dividends and distributions (Note 1)
   Dividends from net investment
      income
      Class A.....................      (4,684,010)      (4,438,300)
      Class B.....................      (2,591,035)      (3,163,906)
      Class C.....................         (60,435)         (31,174)
      Class Z.....................         (73,534)         (44,712)
                                    ---------------    ------------
                                        (7,409,014)      (7,678,092)
                                    ---------------    ------------
   Distributions in excess of net
      investment income
      Class A.....................        --                (53,531)
      Class B.....................        --                (42,305)
      Class C.....................        --                   (231)
      Class Z.....................        --                   (526)
                                    ---------------    ------------
                                          --                (96,593)
                                    ---------------    ------------
Series share transactions (net of
   share conversions) (Note 5)
   Net proceeds from shares
      sold........................      18,346,773       13,997,164
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............       4,059,444        4,324,099
   Cost of shares reacquired......     (24,798,715)     (20,676,442)
                                    ---------------    ------------
   Net decrease in net assets from
      Series share transactions...      (2,392,498)      (2,355,179)
                                    ---------------    ------------
Total increase (decrease).........     (12,254,021)       3,020,799
Net Assets
Beginning of year.................     155,693,095      152,672,296
                                    ---------------    ------------
End of year.......................   $ 143,439,074     $155,693,095
                                    ---------------    ------------
                                    ---------------    ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

                                               PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements                  CALIFORNIA SERIES
--------------------------------------------------------------------------------
Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. The monies of each series are invested in separate, independently managed portfolios. The California Series (the 'Series') commenced investment operations on September 19, 1984. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuations: The Series values municipal securities (including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

The Series held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Series at August 31, 1999 include registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

All securities are valued as of 4:15 p.m., New York time.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain(loss) on financial futures contracts.

The Series invests in financial futures contracts in order to hedge its existing portfolio of securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
--------------------------------------------------------------------------------
                                       8

                                               PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements                  CALIFORNIA SERIES
--------------------------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .10 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the period September 1, 1998 through December 31, 1998. Effective January 1, 1999, such expenses under the plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Series that they have received approximately $47,400 and $4,900 in front-end sales charges resulting from sales of Class A and Class C shares during the year ended August 31, 1999. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the year ended August 31, 1999, they received approximately $46,900 and $5,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PIFM, PIMS and PIC are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

As of March 11, 1999, the Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any borrowings will be at market rates. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 9, 2000. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to either agreement during the year ended August 31, 1999. The purpose of the agreements is to serve as an alternative source of funding for capital share redemptions.

------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended August 31, 1999, the Series incurred fees of approximately $47,100 for the services of PMFS. As of August 31, 1999, approximately $3,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the year ended August 31, 1999 were $19,604,632 and $22,779,752, respectively.

During the year ended August 31, 1999, the Fund entered into financial futures contracts. Details of open contracts at August 31, 1999 are as follows:

                                                   Value at        Value at
 Number of                         Expiration     August 31,         Trade          Unrealized
 Contracts           Type             Date           1999            Date          Appreciation
-----------    ----------------    -----------    -----------     -----------     --------------
               Short position:
134            Muni Bond           Sept. 1999     $15,322,062     $15,410,000        $ 87,938

The cost basis of investments for federal income tax purposes at August 31, 1999 was substantially the same as for financial reporting purposes and, accordingly, net unrealized appreciation of investments for federal income tax purposes was $8,977,715 (gross unrealized appreciation--$10,038,715; gross unrealized depreciation--$1,061,000).

For federal income tax purposes, the Series has a capital loss carryforward as of August 31, 1999 of approximately $2,749,900, of which, $2,747,000 expires in 2003 and $2,900 expires in 2006. Accordingly, no capital gains
--------------------------------------------------------------------------------
                                       9

                                               PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements                  CALIFORNIA SERIES
--------------------------------------------------------------------------------
distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

------------------------------------------------------------
Note 5. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

Transactions in shares of beneficial interest for the fiscal years ended August 31, 1999 and August 31, 1998 were as follows:

Class A                                 Shares         Amount
------------------------------------  ----------    ------------
Year ended August 31, 1999:
Shares sold.........................     795,762    $  9,586,464
Shares issued in reinvestment of
  dividends.........................     216,108       2,593,281
Shares reacquired...................    (914,438)    (10,998,324)
                                      ----------    ------------
Net increase in shares outstanding
  before conversion.................      97,432       1,181,421
Shares issued upon conversion from
  Class B...........................     541,419       6,534,806
                                      ----------    ------------
Net increase in shares
  outstanding.......................     638,851    $  7,716,227
                                      ----------    ------------
                                      ----------    ------------
Year ended August 31, 1998:
Shares sold.........................     551,486    $  6,650,320
Shares issued in reinvestment of
  dividends and distributions.......     210,942       2,535,590
Shares reacquired...................    (767,076)     (9,222,647)
                                      ----------    ------------
Net decrease in shares outstanding
  before conversion.................      (4,648)        (36,737)
Shares issued upon conversion from
  Class B...........................     571,041       6,863,328
                                      ----------    ------------
Net increase in shares
  outstanding.......................     566,393    $  6,826,591
                                      ----------    ------------
                                      ----------    ------------
Class B                                 Shares         Amount
------------------------------------  ----------    ------------
Year ended August 31, 1999:
Shares sold.........................     514,171    $  6,183,598
Shares issued in reinvestment of
  dividends.........................     114,358       1,373,595
Shares reacquired...................    (952,947)    (11,419,751)
                                      ----------    ------------
Net decrease in shares outstanding
  before conversion.................    (324,418)     (3,862,558)
Shares reacquired upon conversion
  into
  Class A...........................    (541,523)     (6,534,806)
                                      ----------    ------------
Net decrease in shares
  outstanding.......................    (865,941)   $(10,397,364)
                                      ----------    ------------
                                      ----------    ------------
Year ended August 31, 1998:
Shares sold.........................     493,897    $  5,944,373
Shares issued in reinvestment of
  dividends and distributions.......     143,690       1,726,117
Shares reacquired...................    (929,330)    (11,183,208)
                                      ----------    ------------
Net decrease in shares outstanding
  before conversion.................    (291,743)     (3,512,718)
Shares reacquired upon conversion
  into
  Class A...........................    (571,041)     (6,863,328)
                                      ----------    ------------
Net decrease in shares
  outstanding.......................    (862,784)   $(10,376,046)
                                      ----------    ------------
                                      ----------    ------------
Class C
------------------------------------
Year ended August 31, 1999:
Shares sold.........................      53,745    $    647,299
Shares issued in reinvestment of
  dividends.........................       3,582          42,860
Shares reacquired...................     (33,739)       (402,855)
                                      ----------    ------------
Net increase in shares
  outstanding.......................      23,588    $    287,304
                                      ----------    ------------
                                      ----------    ------------
Year ended August 31, 1998:
Shares sold.........................      87,614    $  1,056,749
Shares issued in reinvestment of
  dividends and distributions.......       2,094          25,178
Shares reacquired...................     (15,196)       (183,128)
                                      ----------    ------------
Net increase in shares
  outstanding.......................      74,512    $    898,799
                                      ----------    ------------
                                      ----------    ------------
Class Z
------------------------------------
Year ended August 31, 1999:
Shares sold.........................     161,138    $  1,929,412
Shares issued in reinvestment of
  dividends.........................       4,138          49,708
Shares reacquired...................    (169,051)     (1,977,785)
                                      ----------    ------------
Net decrease in shares
  outstanding.......................      (3,775)   $      1,335
                                      ----------    ------------
                                      ----------    ------------
Year ended August 31, 1998:
Shares sold.........................      28,803    $    345,722
Shares issued in reinvestment of
  dividends and distributions.......       3,094          37,214
Shares reacquired...................      (7,224)        (87,459)
                                      ----------    ------------
Net increase in shares
  outstanding.......................      24,673    $    295,477
                                      ----------    ------------
                                      ----------    ------------

--------------------------------------------------------------------------------
                                       10

                                               PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights                           CALIFORNIA SERIES
--------------------------------------------------------------------------------

                                                                       Class A
                                               -------------------------------------------------------
                                                                Year Ended August 31,
                                               -------------------------------------------------------
                                                1999        1998        1997        1996        1995
                                               -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year.........    $ 12.22     $ 11.80     $ 11.44     $ 11.49     $ 11.30
                                               -------     -------     -------     -------     -------
Income from investment operations
Net investment income......................        .59         .62         .65(a)      .65(a)      .66(a)
Net realized and unrealized gain (loss) on
   investment transactions.................       (.77)        .43         .36        (.05)        .19
                                               -------     -------     -------     -------     -------
   Total from investment operations........       (.18)       1.05        1.01         .60         .85
                                               -------     -------     -------     -------     -------
Less distributions
Dividends from net investment income.......       (.59)       (.62)       (.65)       (.65)       (.66)
Distributions in excess of net investment
   income..................................         --        (.01)         --(c)       --          --
                                               -------     -------     -------     -------     -------
   Total distributions.....................       (.59)       (.63)       (.65)       (.65)       (.66)
                                               -------     -------     -------     -------     -------
Net asset value, end of year...............    $ 11.45     $ 12.22     $ 11.80     $ 11.44     $ 11.49
                                               -------     -------     -------     -------     -------
                                               -------     -------     -------     -------     -------
TOTAL RETURN(b):...........................      (1.56)%      9.13%       9.01%       5.23%       7.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)..............    $92,868     $91,356     $81,535     $72,876     $68,403
Average net assets (000)...................    $94,868     $85,624     $78,347     $71,119     $42,617
Ratios to average net assets:
   Expenses, including distribution fees...        .89%        .78%        .76%(a)     .81%(a)     .73(a)
   Expenses, excluding distribution fees...        .69%        .68%        .66%(a)     .71%(a)     .63(a)
   Net investment income...................       4.94%       5.18%       5.53%(a)    5.58%(a)    5.90(a)
For Class A, B, C and Z shares:
   Portfolio turnover rate.................         13%         11%         14%         26%         44%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(c) Less than $.005 per share.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

                                               PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights                           CALIFORNIA SERIES
--------------------------------------------------------------------------------

                                                                       Class B
                                               --------------------------------------------------------
                                                                Year Ended August 31,
                                               --------------------------------------------------------
                                                1999        1998        1997        1996         1995
                                               -------     -------     -------     -------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year.........    $ 12.22     $ 11.80     $ 11.43     $ 11.49     $  11.29
                                               -------     -------     -------     -------     --------
Income from investment operations
Net investment income......................        .56         .58         .60(a)      .60(a)       .62(a)
Net realized and unrealized gain (loss) on
   investment transactions.................       (.78)        .43         .37        (.06)         .20
                                               -------     -------     -------     -------     --------
   Total from investment operations........       (.22)       1.01         .97         .54          .82
                                               -------     -------     -------     -------     --------
Less distributions
Dividends from net investment income.......       (.56)       (.58)       (.60)       (.60)        (.62)
Distributions in excess of net investment
   income..................................         --        (.01)         --(c)       --           --
                                               -------     -------     -------     -------     --------
   Total distributions.....................       (.56)       (.59)       (.60)       (.60)        (.62)
                                               -------     -------     -------     -------     --------
Net asset value, end of year...............    $ 11.44     $ 12.22     $ 11.80     $ 11.43     $  11.49
                                               -------     -------     -------     -------     --------
                                               -------     -------     -------     -------     --------
TOTAL RETURN(b):...........................      (1.94)%      8.70%       8.67%       4.73%        7.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)..............    $48,196     $62,043     $70,093     $85,190     $103,891
Average net assets (000)...................    $56,041     $66,086     $75,935     $96,525     $136,275
Ratios to average net assets:
   Expenses, including distribution fees...       1.19%       1.18%       1.16%(a)    1.21%(a)     1.13(a)
   Expenses, excluding distribution fees...        .69%        .68%        .66%(a)     .71%(a)      .63(a)
   Net investment income...................       4.62%       4.78%       5.13%(a)    5.18%(a)     5.50(a)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(c) Less than $.005 per share.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

                                               PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights                           CALIFORNIA SERIES
--------------------------------------------------------------------------------

                                                                    Class C                                Class Z
                                               --------------------------------------------------     ------------------
                                                                                                          Year Ended
                                                             Year Ended August 31,                        August 31,
                                               --------------------------------------------------     ------------------
                                                1999       1998       1997       1996       1995       1999        1998
                                               ------     ------     ------     ------     ------     -------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......    $12.22     $11.80     $11.43     $11.49     $11.29     $ 12.23     $11.81
                                               ------     ------     ------     ------     ------     -------     ------
Income from investment operations
Net investment income......................       .53        .55        .57(a)     .57(a)     .59(a)      .62        .63
Net realized and unrealized gain (loss) on
   investment transactions.................      (.78)       .43        .37       (.06)       .20        (.78)       .43
                                               ------     ------     ------     ------     ------     -------     ------
   Total from investment operations........      (.25)       .98        .94        .51        .79        (.16)      1.06
                                               ------     ------     ------     ------     ------     -------     ------
Less distributions
Dividends from net investment income.......      (.53)      (.55)      (.57)      (.57)      (.59)       (.62)      (.63)
Distributions in excess of net investment
   income..................................        --       (.01)        --(c)      --         --          --       (.01)
                                               ------     ------     ------     ------     ------     -------     ------
   Total distributions.....................      (.53)      (.56)      (.57)      (.57)      (.59)       (.62)      (.64)
                                               ------     ------     ------     ------     ------     -------     ------
Net asset value, end of period.............    $11.44     $12.22     $11.80     $11.43     $11.49     $ 11.45     $12.23
                                               ------     ------     ------     ------     ------     -------     ------
                                               ------     ------     ------     ------     ------     -------     ------
TOTAL RETURN(b):...........................     (2.18)%     8.43%      8.40%      4.47%      7.29%      (1.44)%     9.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............    $1,447     $1,257     $  334     $  543     $  129     $   928     $1,037
Average net assets (000)...................    $1,373     $  689     $  480     $  286     $   76     $ 1,427     $  847
Ratios to average net assets:
   Expenses, including distribution fees...      1.44%      1.43%      1.41%(a)   1.46%(a)   1.38%(a)     .69%       .68%
   Expenses, excluding distribution fees...       .69%       .68%       .66%(a)    .71%(a)    .63%(a)     .69%       .68%
   Net investment income...................      4.40%      4.53%      4.88%(a)   4.93%(a)   5.25%(a)    5.15%      5.28%

                                             September 18,
                                                1996(d)
                                                through
                                              August 31,
                                                 1997
                                             -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......     $ 11.50
                                                  -----
Income from investment operations
Net investment income......................         .64(a)
Net realized and unrealized gain (loss) on
   investment transactions.................         .31
                                                  -----
   Total from investment operations........         .95
                                                  -----
Less distributions
Dividends from net investment income.......        (.64)
Distributions in excess of net investment
   income..................................          --(c)
                                                  -----
   Total distributions.....................        (.64)
                                                  -----
Net asset value, end of period.............     $ 11.81
                                                  -----
                                                  -----
TOTAL RETURN(b):...........................        8.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............     $   710
Average net assets (000)...................     $   458
Ratios to average net assets:
   Expenses, including distribution fees...         .66%(a)(e)
   Expenses, excluding distribution fees...         .66%(a)(e)
   Net investment income...................        5.35%(a)(e)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Report of Independent Accountants          CALIFORNIA SERIES
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of Prudential California Municipal Fund, California Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential California Municipal Fund, California Series (the 'Fund', one of the portfolios constituting Prudential California Municipal Fund) at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the two years in the period ended August 31, 1996 were audited by other independent accountants, whose opinion dated October 14, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
October 15, 1999
--------------------------------------------------------------------------------
                                       14

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Federal Income Tax Information
(Unaudited)                                CALIFORNIA SERIES
--------------------------------------------------------------------------------
We are required by the Internal Revenue Code to advise you within 60 days of the Series' fiscal year end (August 31, 1999) as to the federal tax status of dividends and distributions paid by the Series during such fiscal year. Accordingly, we are advising you that in the fiscal year ended August 31, 1999, dividends paid from net investment income of $.59 per Class A share, $.56 per Class B share, $.53 per Class C share and $.62 per Class Z share were all federally tax-exempt interest dividends.

We wish to advise you that the corporate dividends received deduction for the Series is zero. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.

In January 2000, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the dividends and distributions received by you in calendar year 1999.
--------------------------------------------------------------------------------
                                       15

Comparing a $10,000 Investment
Prudential California Municipal Fund--California Series vs.
the Lehman Brothers Municipal Bond Index

Class A
(GRAPH)

Average Annual Total Returns
----------------------
With Sales Load
Since Inception        6.32%  (6.30%)
Five Years             5.22%  (5.19%)
One Year              -4.51%

Without Sales Load
Since Inception        6.66%  (6.64%)
Five Years             5.87%  (5.83%)
One Year              -1.56%

Class B
(GRAPH)

Average Annual Total Returns
-----------------------------
With Sales Load
Since Inception        7.35%  (7.24%)
Ten Years              6.25%  (6.23%)
Five Years             5.30%  (5.27%)
One Year              -6.94%

Without Sales Load
Since Inception        7.35%  (7.24%)
Ten Years              6.25%  (6.23%)
Five Years             5.47%  (5.43%)
One Year              -1.94%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The lines beneath the graphs are designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since the inception of each share class (or for the past ten years for Class B shares).

These graphs compare a $10,000 investment in the Prudential California Municipal Fund--California Series (Class A, B, C, and Z shares) with a similar investment in the Lehman Brothers Municipal Bond Index (the Index) by portraying the account values at the commencement of operations of Class A, C, and Z shares, at the beginning of the ten-year period for Class B shares, and at the end of the fiscal year (August 31), as measured on a quarterly basis, beginning in 1990 for Class A, 1989 for Class B, 1994 for Class C, and 1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A and Class C shares;
(b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares, assuming full redemption on August 31, 1999; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions

Class C
(GRAPH)

Average Annual Total Returns
-----------------------------
With Sales Load
Since Inception        4.92%  (4.88%)
Five Years             4.99%  (4.96%)
One Year              -4.16%

Without Sales Load
Since Inception        5.13%  (5.09%)
Five Years             5.20%  (5.17%)
One Year              -2.18%

Class Z
(GRAPH)

Average Annual Total Returns
-----------------------------
Since Inception        5.36%  (5.33%)
One Year              -1.44%

were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graphs. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. The graphs and accompanying tables reflect the past subsidy and/or waiver of expenses and/or management fees. Without waiver of management fees and/or expense subsidization, the Series' average annual total returns would have been lower, as indicated in parentheses ( ).

The Index is a market value-weighted index comprising approximately 47,000 municipal bonds (state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds) selected by Lehman Brothers as representative of the long-term investment-grade municipal bond market. The Index is unmanaged, and the total return of the Index includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Series. The securities in the Index may differ substantially from the securities in the Series. The Index is not the only index that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

These graphs are furnished to you in accordance with SEC regulations.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Class   NASDAQ     Cusip
  A     PRMCX    744313107
  B     PBCMX    744313206
  C      --      744313701
  Z      --      744313883

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
Thomas H. O'Brien
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street, Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza, Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street, Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive, North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005, New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas, New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue, New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MF116E

(ICON)

Prudential
California
Municipal
Fund
-------------------
California Income
Series

ANNUAL
REPORT

Aug. 31, 1999

(LOGO)

A Message from the Fund's President                         October 5, 1999
(LOGO)

Dear Shareholder,
Prudential California Municipal Fund--California Income Series' Class A shares posted a negative return of 1.37% during our 12-month reporting period that ended August 31, 1999. Its benchmark Lipper Average also generated a negative return as inflation fears caused a broad sell-off in the U.S. bond markets. The following report takes a closer look at recent bond market events and explains how the Series was positioned.

While municipal bond prices gained early in our reporting period, the rally was short-lived. Signs that the U.S. economy was continuing to grow at a rapid pace fueled concerns about higher inflation. Since a rise in inflation would reduce the value of bonds' fixed-income payments, investors demanded higher yields on debt securities as compensation. This, in turn, caused bond prices to fall during most of our reporting period.

One integrated and expanded team
I would like to take this opportunity to tell you about some changes we've made to our Fixed Income Group. Earlier in the year, we combined our fixed-income areas into one integrated group that will manage money for Prudential's investors and policyholders. This group now manages approximately $135 billion in assets, making it one of the three largest fixed-income money managers in the country. Our expanded depth, breadth, and scale now also allow us to tap the best talent and share investment ideas, proprietary research, and analytical tools.

To utilize these resources effectively, we recently organized the group into teams, each specializing in a different sector of the fixed-income market. The Municipal Bonds Sector team, headed by Evan Lamp, is now responsible for the day-to-day management of your Prudential California Municipal Fund--California Income Series. Many of the investment professionals who supported the management of the Series in the past are part of this new team.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential California Municipal Fund

Performance Review
(PHOTO)

Evan Lamp, team leader of the
Municipal Bonds Sector team

Investment Goals and Style
The Series' investment objective is to maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the alternative minimum tax (AMT) because some of the Series' bonds are AMT eligible. There can be no assurance the Series will achieve its investment objective.

Inflation fears battered the municipal bond market
Our fiscal year that ended on August 31, 1999, will be remembered as a challenging period in the history of the municipal debt securities market. For the first several weeks, prices of tax-exempt bonds rallied in sympathy with U.S. Treasury securities. Many investors purchased Treasuries for their relative safety after a global financial crisis spread beyond Asia to Russia and Latin America in the summer of 1998.

But concern about the global financial crisis gave way to fears that a surprisingly strong U.S. economy and soaring oil prices might boost inflation, which eats into the value of bonds' fixed-interest payments. To compensate for this risk, investors demanded higher yields on municipal bonds and many other types of debt securities, causing their prices to tumble. Long-term municipal bonds sold off the most since their prices fall more rapidly than prices of shorter-term bonds for a given rise in yield. The Series posted negative annual returns, as did its benchmark Lipper Average, amid this bearish trend.

Positioning duration for interest rate views

We began the reporting period with a longer-than-average duration stance compared to our competitive universe. (Duration is a measure of the Series' sensitivity to interest-rate fluctuations.) A longer duration enables the Series' shares to gain more rapidly if interest rates should fall and municipal bond prices, which move in the opposite direction of their yields, rise. We expected long-term interest rates to continue to fall because the U.S. economic expansion was poised to slow and inflation to remain tame after the global financial crisis of last year. Our strategy benefited the Series during the autumn of 1998 when interest rates fell and the Federal Reserve cut the Federal funds rate three times. Furthermore, investors sought safety and liquidity for their investments in this uncertain market environment and purchased a multitude of fixed-income debt securities, especially U.S. Treasuries and municipal bonds. This trend was referred to as a "flight to quality."

We maintained our longer duration stance into the first quarter of 1999 since we expected the ever-resilient U.S. economy to slow moderately. However, a slowdown did not occur as the Fed's accommodative monetary policy in late 1998 bolstered U.S. economic growth. As a result, long-term interest rates rose, and the prices of municipal bonds fell throughout the first eight months of 1999, hurting the Series' performance. In addition, a "flight from quality" was taking place as investors felt that they no longer needed the safety of Treasury securities. Therefore we shortened the Series' duration to a more neutral stance in the late spring of 1999, as it was apparent that the U.S. economy would not slow enough to alleviate inflation fears. A shorter duration helped performance when the Fed stepped in and raised rates in June and August.

Lower-rated bonds enhanced the Series' performance
In order to increase the Series' yield, we selectively bought lower-rated bonds. When the tax-exempt bond market sold off, prices of lower-rated debt securities tended to decline less than prices of more highly-rated ones. This was particularly true of lower-rated debt securities in economically sensitive sectors such as transportation and industrial development. In California, the housing and commercial real estate markets were "very hot". We purchased attractively priced, higher-yielding bonds from both of these real estate sectors.

Performance at a Glance

Cumulative Total Returns1                      As of 8/31/99
                       One               Five              Since
                       Year              Years           Inception2
Class A               -1.37%           37.11%  (36.32)     91.10%  (87.09)
Class B               -1.67            34.54   (33.77)     34.86   (33.71)
Class C               -1.91            32.87   (32.11)     33.50   (32.74)
Class Z               -1.18                 N/A            18.79   (18.67)
Lipper CA Muni
Debt Fund Avg.3       -1.49            32.05                    ***

Average Annual Total Returns1                      As of 9/30/99
                       One               Five              Since
                       Year              Years           Inception2
Class A               -5.70%            6.14%  (6.02)       7.28%  (7.02)
Class B               -8.06             6.24   (6.11)       5.19   (5.05)
Class C               -5.27             5.92   (5.79)       5.60   (5.48)
Class Z               -2.58                 N/A             5.95   (5.91)

Distributions & Yields                                         As of 8/31/99
                Total                              Taxable Equivalent Yield4
            Distributions          30-Day              At Tax Rates Of
          Paid for 12 Mos.        SEC Yield          36%             39.6%
Class A        $0.56               4.38%            7.55%           8.00%
Class B        $0.53               4.26             7.34            7.78
Class C        $0.50               3.97             6.84            7.25
Class Z        $0.58               4.76             8.20            8.69

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 12/3/90; Class B, 12/7/93; Class C, 8/1/94; and Class Z, 9/18/96.

3 Lipper average returns are for all funds in each share class for the one- and five-year periods in the California Municipal Debt Fund category.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

*** Lipper Since Inception returns are 75.02% for Class A; 30.58% for Class B; 32.38% for Class C; and 14.78% for Class Z, based on all funds in each share class.
-------------------------------------------------------------------------------

Review Cont'd.

Looking Ahead
Fed poised to act again, if necessary
If the U.S. economy does not lose steam quickly enough, we believe the Federal Reserve will continue to increase short-term interest rates to slow the economic expansion to a more sustainable pace. After their latest meeting in early October 1999, Fed policy makers released a statement saying they were considering hiking rates again and would be "especially alert" to trends that could boost inflationary pressures.

Should the Fed act and bond yields continue to rise, the supply of newly issued municipal bonds could decline. State and local governments would have fewer opportunities to refinance their higher-rate debt securities. Moreover, if interest rates climbed sharply, some cost-conscious state and local governments may postpone issuing bonds in order to raise money for new projects. Retail investors, on the other hand, are attracted to tax-exempt debt securities in higher-interest-rate environments. This combination of shrinking supply and growing demand could allow municipal bonds to perform better than comparable Treasuries.

But what if the Fed left monetary policy unchanged and bond yields failed to move sharply higher? We believe municipal bonds are still a good buy on a relative basis. In early October 1999, an insured, 30-year municipal bond rated AAA yielded roughly 95% as much as comparable Treasuries. This is well above the historical average of approximately 87%.

Five Largest Issuers
Expressed as a percentage of net assets
as of 8/31/99

Southern California             4.8%
Public Power Authority
Orange County                   4.1
Local Transportation Authority
Long Beach Harbor               3.0
Revenue
Foothill/Eastern                2.9
Transit Corridor Agency
El Dorado County                2.2
Special Tax

Portfolio Composition
Expressed as a percentage of total investments as of 8/31/99

General Obligations            53%
Revenue Bonds                  25
Prerefunded Bonds              19
Miscellaneous                   2
Cash Equivalents                1

Credit Breakdown
Expressed as a percentage of total investments
as of 8/31/99
AAA                            19%
AA                              3
A                               9
BBB                            15
BB                              9
B                              14
Insured                        29
Other                           2
-------------------------------------------------------------------------------
                                    2

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1999                         CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------

                                                                  Moody's                               Principal
                                                                   Rating      Interest     Maturity     Amount         Value
Description (a)                                                 (Unaudited)      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--99.0%
------------------------------------------------------------------------------------------------------------------------------
Alisal Union Sch. Dist.,
   Cap. Apprec., Ser. C., F.G.I.C.                                  Aaa          Zero         8/01/13    $ 1,090     $    515,058
   Cap. Apprec., Ser. C., F.G.I.C.                                  Aaa          Zero         8/01/15      1,075          446,297
   Cap. Apprec., Ser. C., F.G.I.C.                                  Aaa          Zero         8/01/19      1,615          520,175
   Cap. Apprec., Ser. C., F.G.I.C.                                  Aaa          Zero         8/01/22      1,175          315,617
Arcadia Unif. Sch. Dist.,
   Gen. Oblig., Ser. A, M.B.I.A.                                    Aaa          Zero         9/01/09      1,200          729,468
   Gen. Oblig., Ser. A, M.B.I.A.                                    Aaa          Zero         9/01/11      1,875        1,006,762
   Gen. Oblig., Ser. A, M.B.I.A.                                    Aaa          Zero         9/01/12      2,045        1,026,856
Assoc. of Bay Area Govt's. Fin. Auth.,
   Cert. of Part., Channing House, Ser. A                           NR            7.125%      1/01/21      1,500(e)     1,588,410
   Ref. Amer. Baptist Homes, Ser. A                                 BBB(d)        6.20       10/01/27      2,000        1,984,100
Brea Pub. Fin. Auth. Rev., Tax Alloc. Redev. Proj., Ser. C          NR            8.10        3/01/21      3,000        3,131,970
Brentwood Infrastructure Fin. Auth. Rev.                            NR            5.60        9/02/19      1,990        1,862,839
Buena Park Cmnty. Redev. Agcy. Cent. Bus. Dist. Proj.               NR            7.80        9/01/14      3,325        3,533,278
Calabasas Spec. Tax Ref. Cmnty. Facs. Dist. No. 98-1                NR            5.75        9/01/28      1,000          932,170
California Hsg. Fin. Agcy., Single Fam. Mtge., Ser. A.,
   A.M.T., M.B.I.A.                                                 Aaa           6.00        8/01/20      3,730(f)     3,767,151
California Infrastructure & Econ. Dev.,
   Amer. Ctr. for Wine, Food & Arts                                 A(d)          5.75       12/01/24      4,000        3,911,040
   Amer. Ctr. for Wine, Food & Arts                                 A(d)          5.80       12/01/29      1,000          980,340
California St. Dept. Wtr. Res. Rev., Central Valley Proj.,
   Ser. J-3                                                         Aa2           7.00       12/01/12      1,000        1,175,980
California St. Edl. Facs. Auth. Rev., Chapman College               Baa2          7.50        1/01/18        600(e)       638,826
California St. Gen. Oblig., A.M.B.A.C.                              Aaa           6.50        9/01/10      1,250        1,415,100
California St. Hlth. Facs. Fin. Auth. Rev., Valleycare Hosp.
   Corp.                                                            AA-(d)        5.50        5/01/20      1,500        1,439,115
California Statewide Cmnty. Cap. Apprec., Cmnty. Facs. Dist.
   No. 97-1                                                         NR           Zero         9/01/22      4,440          935,464
Capistrano Unif. Sch. Dist. No. 98-2-Ladera                         NR            5.75        9/01/29      2,500        2,350,825
Capistrano Unif. Sch. Dist. No. 98-2                                NR            5.70        9/01/20      2,000        1,885,700
Carson City Ltd. Oblig. Impvt. Rev., Assmt. Dist.                   NR            7.375       9/02/22      2,310        2,453,336
Cerritos Pub. Fin. Auth. Rev., Los Coyotes Redev. Proj., Loan
   A, A.M.B.A.C.                                                    Aaa           6.50       11/01/23      3,000        3,380,760
Chula Vista Cmnty. Redev. Agcy.,
   Ref. Tax Alloc. Sr. Bayfront, Ser. A                             BBB+(d)       7.625       9/01/24      2,500        2,789,525
   Ref. Tax Alloc. Sub. Bayfront, Ser. C                            NR            8.25        5/01/24      2,500        2,793,350
Chula Vista Spec. Tax Cmnty. Facs. Dist. No. 97-3                   NR            6.05        9/01/29      2,770        2,691,692
Commerce Cmnty. Dev., Merged Redev. Proj., Ser. A                   NR            5.70        8/01/28      2,250        2,126,835
Contra Costa Cnty., Spec. Tax Cmnty. Facs. Dist. No. 91-1           NR            8.125       8/01/16      1,520(e)     1,609,391
Corona Cert. of Part., Vista Hosp. Sys. Inc., Ser. C                NR            8.375       7/01/11      2,000        1,927,660
Davis Ca. Pub. Facs. Fin. Auth., Mace Ranch, Ser. A                 NR            6.60        9/01/25      2,000        2,042,540

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1999                         CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------

                                                                  Moody's                               Principal
                                                                   Rating      Interest     Maturity     Amount         Value
Description (a)                                                 (Unaudited)      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Delano Cert. of Part., Regl. Med. Ctr., Ser. 92-A                   NR            9.25%       1/01/22   $  2,850(e)  $  3,326,862
Desert Hosp. Dist., Cert. of Part.                                  AAA           8.10        7/01/20      2,000(e)     2,112,580
East Palo Alto San. Dist., Cert. of Part.                           NR            8.25       10/01/15        500          520,860
El Dorado Cnty., Spec. Tax,
   Cmnty. Facs. Dist. No. 92-1                                      NR            6.125       9/01/16      1,000(i)       996,340
   Cmnty. Facs. Dist. No. 92-1                                      NR            6.25        9/01/29      3,000(i)     2,995,950
El Dorado Hills Dev., Cmnty. Facs. Dist. No. 92-1                   NR            8.25        9/01/24      1,945(e)     2,143,740
Fairfield Pub. Fin. Auth. Rev., Fairfield Redev. Proj., Ser. A      NR            7.90        8/01/21      2,500(e)     2,725,750
Folsom Spec. Tax,
   Cmnty. Facs. Dist. No. 7                                         NR            6.00        9/01/24      2,500        2,424,550
   Cmnty. Facs. Dist. No. 2                                         NR            7.70       12/01/19      3,130(e)     3,224,182
Fontana Pub. Fin. Auth., N. Fontana Tax Alloc. Rev.                 NR            7.65       12/01/09      1,575(e)     1,726,547
Fontana Redev. Agcy. Tax Alloc.,
   Ref. Jurupa Hills Redev. Proj. A                                 BBB+(d)       5.50       10/01/17      2,150        2,057,356
   Ref. Jurupa Hills Redev. Proj. A                                 BBB+(d)       5.60       10/01/27      1,595        1,510,848
Foothill/Eastern Trans. Corr. Agcy.,
   Conv. Cap. Apprec.                                               Baa3         Zero         1/15/26      4,800        2,555,664
   Conv. Cap. Apprec.                                               Baa3         Zero         1/15/28      4,890        2,582,164
   Toll Rd., Ser. A                                                 Baa3         Zero         1/01/20     10,000        3,170,400
Gateway Impvt. Auth. Rev., Marin City Cmnty. Facs. Dist. &
   Redev.                                                           NR            7.75        9/01/25      2,100(e)     2,496,123
Glendale Unif. Sch. Dist., Ser. B, F.S.A.                           Aaa           5.125       9/01/23      1,250        1,158,163
Irvine Impvt. Bond Act of 1915,
   Assmt. Dist. No. 87-8 Grp.                                       NR            6.00        9/02/24      3,000        2,872,890
   Assmt. Dist. No. 94-13                                           NR            6.00        9/02/22      1,000          968,520
Kings Cnty. Wst. Mgmt. Auth., Solid Wst. Rev., A.M.T.               BBB(d)        7.20       10/01/14      1,200        1,296,432
La Mesa Impvt. Bond Act of 1915 Ltd. Oblig., Dist. No. 98-1         NR            5.75        9/02/23      1,000          952,560
La Mirada Redev. Agcy. Spec. Tax, Ref. Cmnty. Facs. Dist. No.
   89-1                                                             NR            5.70       10/01/20      1,000          938,650
La Quinta Redev. Agcy.,
   Proj. Area No. 1, M.B.I.A.                                       Aaa           7.30        9/01/10      1,000        1,194,400
   Tax Alloc. Ref. Proj. No. 1, M.B.I.A.                            Aaa           7.30        9/01/11      1,000        1,198,350
Lincoln Impvt. Bond Act of 1915 Pub. Fin. Auth., Twelve
   Bridges                                                          NR            6.20        9/02/25      3,000        2,884,140
Long Beach Hbr. Rev.,
   Ref. Ser. A., A.M.T., F.G.I.C.                                   Aaa           6.00        5/15/17      5,000(f)     5,274,300
   Ref. Ser. A., A.M.T., F.G.I.C.                                   Aaa           6.00        5/15/19      3,000        3,156,540
Long Beach Redev. Agcy. Hsg.,
   Multifamily Hsg. Rev., Pacific Ct. Apts., Ser. B
      (cost $1,490,475; purchased 10/18/93)                         NR            6.80        9/01/13      1,000(c)(g)    620,000
   Multifamily Hsg. Rev., Pacific Ct. Apts., Ser. B
      (cost $991,820; purchased 10/18/93)                           NR            6.95        9/01/23      1,500(c)(g)    930,000
Los Angeles Cmnty. Facs. Dist., No. 5, Rowland Heights Area         NR            7.25        9/01/19      1,500(e)     1,718,520

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1999                         CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------

                                                                  Moody's                               Principal
                                                                   Rating      Interest     Maturity     Amount         Value
Description (a)                                                 (Unaudited)      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Los Angeles Dept. of Wtr. & Pwr., Waterworks Rev.                   Aa3           4.50%       5/15/23   $  1,900     $  1,596,703
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.                BBB-(d)       6.50        6/01/21      1,500        1,575,120
Madera Redev. Agcy. Tax Rev. Tax Alloc. Redev. Proj., F.S.A.        Aaa           4.75        9/01/28      1,205        1,022,900
Met. Wtr. Dist. of Southern California, Waterworks Rev.,
   Linked S.A.V.R.S. & R.I.B.S.                                     Aa2           5.75        8/10/18      1,000        1,027,950
Mojave Desert & Mtn. Solid Waste, Victor Valley Nat'l. Recov.
   Facs., A.M.T.                                                    Baa1          7.875       6/01/20      1,175        1,290,303
Montebello Unified Sch. Dist.,
   Cap. Apprec., F.G.I.C.                                           Aaa          Zero         8/01/18      2,195          753,895
   Cap. Apprec., F.G.I.C.                                           Aaa          Zero         8/01/19      2,250          724,702
   Cap. Apprec., F.G.I.C.                                           Aaa          Zero         8/01/20      2,300          696,992
Ontario California Impvt. Bond Act of 1915, Assmt. Dist. No.
   100C,
   Com. Ctr. III                                                    NR            8.00        9/02/11      1,050        1,090,614
Orange Cnty. Cmnty. Facs. Dist., Spec. Tax Rev.,
   No. 87-4, Foothill Ranch, Ser. A                                 AAA(d)        7.375       8/15/18      3,500(e)     3,886,085
   No. 87-5B, Rancho Santa Margarita                                NR            7.50        8/15/17      1,750(e)     1,946,997
   No. 88-1, Aliso Viejo, Ser. A                                    AAA(d)        7.15        8/15/06        805(e)       888,801
Orange Cnty. Loc. Trans. Auth.,
   Sales Tax Rev., Linked S.A.V.R.S. & R.I.B.S., A.M.B.A.C.         Aaa           6.20        2/14/11     10,000       10,844,300
   Sales Tax Rev., Linked S.A.V.R.S. & R.I.B.S.                     Aa3           8.668(h)    2/14/11        750          870,000
Paramount Unif. Sch. Dist., Ser. A, F.S.A.                          Aaa           5.125       9/01/19      2,500        2,369,725
Perris Sch. Dist., Cert. of Part., Cap. Proj.                       NR            7.75        3/01/21      1,500(e)     1,610,595
Pico Rivera California Wtr. Auth. Rev., Wtr. Sys. Proj., Ser.
   A, M.B.I.A.                                                      Aaa           5.50        5/01/29      2,500        2,452,125
Placentia Pub. Fin. Auth., Spec. Tax Rev., Ser. B                   NR            6.60        9/01/15      1,500        1,527,060
Port Redwood Cty. Rev., A.M.T.                                      BBB(d)        5.125       6/01/30      1,600        1,389,360
Poway Cmnty. Fac. Dist., No. 88-1, Parkway Bus. Ctr.                NR            6.75        8/15/15      1,000        1,054,620
Puerto Rico Hwy. & Trans. Auth. Rev., Ser. Q                        AAA(d)        7.75        7/01/10      2,100(e)(f)  2,211,174
Puerto Rico Pub. Bldgs. Auth., Gtd. Pub. Ed. & Hlth. Facs.,
   Ser. J                                                           Baa1         Zero         7/01/06      1,605        1,152,952
Redding Elec. Sys. Rev.,
   Linked S.A.V.R.S. & R.I.B.S., M.B.I.A.                           Aaa           6.368       7/01/22         50           54,555
   Cert. of Part., M.B.I.A.                                         Aaa           9.015       7/01/22      1,850        2,185,312
Richmond Redev. Agcy. Tax Alloc.,
   Cap. Apprec. Ref. Harbor, Ser. B., M.B.I.A.                      Aaa          Zero         7/01/20      1,150          347,334
   Cap. Apprec. Ref. Harbor, Ser. B., M.B.I.A.                      Aaa          Zero         7/01/21      1,150          326,347
   Multifamily Hsg., Bridge Affordable Hsg.                         NR            7.50        9/01/23      2,500        2,579,375
Rio Vista Impvt. Bond Act of 1915, Assmt. Dist. No. 96-1,
   River View Pt.                                                   NR            7.50        9/02/22      1,940        1,962,174
Riverside Cnty. Cert. of Part., Air Force Village West              NR            8.125       6/15/20      3,000(e)(f)  3,363,210
Riverside Cnty. Impvt. Bond Act of 1915, Assmt. Dist. No. 159,
   Ser. A                                                           NR            7.625       9/02/14      2,465        2,539,196
Rocklin Stanford Ranch Cmnty., Spec. Tax Facs. Dist. No. 3          NR            8.10       11/01/15      1,000(e)     1,068,690

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

                                          PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1999                        CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------

                                                                  Moody's                               Principal
                                                                   Rating      Interest     Maturity     Amount         Value
Description (a)                                                 (Unaudited)      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Rocklin Unif. Sch. Dist., Gen. Oblig.,
   Cap. Apprec., Ser. C, M.B.I.A.                                   Aaa          Zero         8/01/12    $ 1,110     $    559,829
   Cap. Apprec., Ser. C, M.B.I.A.                                   Aaa          Zero         8/01/13      1,165          550,497
   Cap. Apprec., Ser. C, M.B.I.A.                                   Aaa          Zero         8/01/14      1,220          540,728
   Cap. Apprec., Ser. C, M.B.I.A.                                   Aaa          Zero         8/01/15      1,285          533,481
   Cap. Apprec., Ser. C, M.B.I.A.                                   Aaa          Zero         8/01/16      1,400          544,600
Roseville California Spec. Tax,
   N. Roseville Cmnty. Facs. Dist. No. 1                            NR            5.75%       9/01/23      1,500        1,409,160
   Ref. N. Central Cmnty. Dist. No. 1                               NR            5.80        9/01/17      2,500        2,402,925
Sacramento City. Fin. Auth.,
   Cap. Apprec., Tax Alloc. Comb. Proj., Ser. B, M.B.I.A.           Aaa          Zero        11/01/16      5,700        2,186,577
   Cap. Apprec., Tax Alloc. Comb. Proj., Ser. B, M.B.I.A.           Aaa          Zero        11/01/17      5,695        2,051,510
Sacramento Cnty. Spec. Tax Rev.,
   Dist. No. 1, Laguna Creek Ranch                                  NR            5.70       12/01/20      2,000        1,887,960
   Dist. No. 1, Laguna Creek Ranch                                  NR            8.25       12/01/20      1,000(e)     1,072,620
Sacramento Impvt. Bond Act of 1915, Willowcreek II Assmt.
   Dist.
   No. 96-1                                                         NR            6.70        9/02/22      2,500        2,576,800
Sacramento Spec. Purpose Fac., Y.M.C.A. of Sacramento               NR            7.25       12/01/18      2,110        2,191,784
San Bernardino Cnty.,
   Cert. of Part, Med. Ctr. Fin. Proj., M.B.I.A.                    Aaa           5.50        8/01/22      4,540        4,504,724
   Fin. Auth. Ref. Impt., Granada Hills                             B-(d)         6.90        5/01/27        855          820,544
San Bruno Park Sch. Dist.,
   Cap. Apprec., F.S.A.                                             Aaa          Zero         8/01/20      1,275          386,376
   Cap. Apprec., F.S.A.                                             Aaa          Zero         8/01/21      1,220          347,492
   Cap. Apprec., F.S.A.                                             Aaa          Zero         8/01/22      1,080          290,099
San Clemente Impvt. Bond Act of 1915, Assmt. Dist. No. 98-1         NR            6.05        9/02/28      2,000        1,928,620
San Diego Spec. Tax, Cmnty. Facs. Dist. No. 1, Ser. B               NR            7.10        9/01/20      2,000(e)     2,310,800
San Francisco City & Cnty.,
   Redev. Agcy., Lease Rev.                                         A1           Zero         7/01/06      1,500        1,074,660
   Redev. Agcy., Lease Rev.                                         A1           Zero         7/01/07      2,250        1,521,202
San Joaquin Hills Trans. Corridor Agcy.,
   Toll Rd. Rev.                                                    Aaa          Zero         1/01/11      2,000        1,104,280
   Toll Rd. Rev.                                                    Aaa          Zero         1/01/22     15,000        4,210,800
San Jose Redev. Proj., M.B.I.A.                                     Aaa           6.00        8/01/15      3,000        3,213,690
San Jose Unif. Sch. Dist., Santa Clara,
   Gen. Oblig., Ser. A., F.G.I.C.                                   Aaa          Zero         8/01/16      2,630        1,023,070
   Gen. Oblig., Ser. A., F.G.I.C.                                   Aaa          Zero         8/01/18      2,765          949,667
   Gen. Oblig., Ser. A., F.G.I.C.                                   Aaa          Zero         8/01/19      2,835          913,125
San Luis Obispo, Certs. of Part., Vista Hosp. Sys.                  NR            8.375       7/01/29      1,000          947,880

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1999                         CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------

                                                                  Moody's                               Principal
                                                                   Rating      Interest     Maturity     Amount         Value
Description (a)                                                 (Unaudited)      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
San Marcos Pub. Fac. Auth. Rev., Ref., Ser. 1998                    NR            5.80%       9/01/18   $  1,000     $    967,070
San Marino Unif. Sch. Dist.,
   Gen. Oblig., Ser. A                                              AA(d)         5.25        7/01/19      1,840        1,784,726
   Gen. Oblig., Ser. A                                              AA(d)         5.00        6/01/23      1,500        1,375,080
Santa Margarita Wtr. Dist. Spec. Tax,
   Cmnty Fac. Dist. No. 99-1                                        NR            6.20        9/01/20      2,000        1,997,680
   Cmnty Fac. Dist. No. 99-1                                        NR            6.25        9/01/29      2,000        2,006,700
Santa Margarita, Dana Point Auth.,
   Impvt. Dists., Ser. A, M.B.I.A.                                  Aaa           7.25        8/01/09        905        1,072,380
   Impvt. Dists., Ser. B, M.B.I.A.                                  Aaa           7.25        8/01/14      1,000        1,199,020
Santa Rosa Impvt. Bond Act of 1915, Ref. Fountaingrove Parkway      NR            5.70        9/02/19      1,000          958,590
South Orange Cnty., Pub. Fin. Auth.,
   Foothill Area Proj., Ser. C, F.G.I.C.                            Aaa           6.50        8/15/10        750          846,698
   Spec. Tax Rev., M.B.I.A.                                         Aaa           7.00        9/01/10      2,535        2,964,682
South San Francisco Redev. Agcy., Tax Alloc., Gateway Redev.
   Proj.                                                            NR            7.60        9/01/18      2,375(e)     2,652,115
South Tahoe Joint Pwrs. Fin. Ref., Redev. Proj., Ser. A             BBB-(d)       5.375      10/01/30      2,500        2,259,850
Southern California Pub. Pwr. Auth.,
   Proj. Rev.                                                       A3            6.75        7/01/10      6,250        7,099,687
   Proj. Rev.                                                       A3            6.75        7/01/13      3,000        3,381,420
   Proj. Rev., A.M.B.A.C.                                           Aaa          Zero         7/01/16      8,400        3,304,392
Stockton Cmnty. Facs. Dist. No. 90-2, Brookside Estates             NR           6.20         8/01/15      1,050        1,054,484
Sulphur Springs Unif. Sch. Dist., Ser. A, M.B.I.A.                  Aaa          Zero         9/01/11      3,000        1,610,820
Temecula Valley Unif. Sch. Dist., Cmnty. Facs., Spec. Tax
   Dist.,
   No. 89-1                                                         NR            8.60        9/01/17      2,600        2,707,354
Torrance Redev. Agcy.,
   Ref. Tax Alloc. Sub. Lien                                        NR            5.625       9/01/28      1,000          921,410
   Tax Alloc. Downtown Redev.                                       Baa2          7.125       9/01/22      2,105(e)     2,270,832
   Tax Alloc. Ind. Redev. Proj.                                     NR            7.75        9/01/13      2,500(e)     2,550,000
Vacaville Cmnty. Redev. Agcy., Multifamily Hsg. Rev.                NR            7.375      11/01/14      1,110        1,151,947
Ventura California Port Dist. Cert. of Part.                        NR            6.375       8/01/28      4,000        3,783,440
Victor Valley,
   Union H.S. Dist., M.B.I.A.                                       Aaa          Zero         9/01/17      4,500        1,647,765
   Union H.S. Dist., M.B.I.A.                                       Aaa          Zero         9/01/19      5,450        1,771,032
   Union H.S. Dist., M.B.I.A.                                       Aaa          Zero         9/01/20      5,850        1,786,122
Virgin Islands Pub. Fin. Auth. Rev., Hwy. Trans. Trust Fund         AAA(d)        7.70       10/01/04      1,000(e)     1,023,250
Virgin Islands Territory, Hugo Ins. Claims Fund Proj., Ser. 91      NR            7.75       10/01/06        870(e)       929,073
West Contra Costa Unif. Sch. Dist., Cert. of Part.                  Baa3          6.875       1/01/09      1,100        1,188,528
Westminster Redev. Agcy., Tax Alloc. Rev., Orange Cnty., Proj.
   No. 1, Ser. A                                                    AAA(d)        7.30        8/01/21      3,000(e)     3,241,020
                                                                                                                     ------------
Total long-term investments (cost $272,033,253)                                                                       281,612,844
                                                                                                                     ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1999                         CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------

                                                                  Moody's                               Principal
                                                                   Rating      Interest     Maturity     Amount         Value
Description (a)                                                 (Unaudited)      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.0%
California Poll. Ctrl. Fin. Auth. Ref., Pacific Gas & Elec.
   Co.,
   Ser. 96C, F.R.D.D.                                               A1+(d)        2.65%       9/01/99   $    400     $    400,000
   Ser. 96D, F.R.D.D.                                               A1+(d)        2.65        9/01/99        900          900,000
California Poll. Ctrl. Fin. Auth., Solid Wst. Disp. Rev.,
   Shell Oil Martinez Refining Co., Ser. 96A, F.R.D.D., A.M.T.      VMIG1         2.55        9/01/99      1,100        1,100,000
   Shell Oil Martinez Refining Co., Ser. 96B, F.R.D.D.              NR            2.65        9/01/99        500          500,000
                                                                                                                     ------------
Total short-term investments (cost $2,900,000)                                                                          2,900,000
                                                                                                                     ------------
Total Investments--100.0 %
(cost $274,933,253; Note 4)                                                                                           284,512,844
Liabilities in excess of other assets                                                                                     (77,052)
                                                                                                                     ------------
Net Assets--100%                                                                                                     $284,435,792
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Notes (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.I.B.S.--Residual Interest Bearing Securities.
    S.A.V.R.S.--Select Auction Variable Rate Securities.
    Y.M.C.A.--Young Mens Christian Association.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Issue in default on interest payment, non-income producing security.
(d) Standard & Poor's Rating.
(e) Prerefunded issues secured by escrowed cash and/or direct U.S. guaranteed obligations.
(f) All or a portion of the securities are segregated as collateral for financial futures contracts.
(g) Indicates a restricted security. The aggregate cost of restricted securities is $2,482,295 and the aggregate value is ($1,550,000) which represents approximately 0.5% of net assets.
(h) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
(i) When-issued securities.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Statement of Assets and Liabilities        CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------

Assets                                                                                                         August 31, 1999
Investments, at value (cost $274,933,253).................................................................      $  284,512,844
Cash......................................................................................................              58,909
Interest receivable.......................................................................................           4,188,542
Receivable for Series shares sold.........................................................................             503,399
Due from broker - variation margin........................................................................              87,750
Receivable for investments sold...........................................................................              80,450
Other assets..............................................................................................               5,766
                                                                                                                ---------------
   Total assets...........................................................................................         289,437,660
                                                                                                                ---------------
Liabilities
Payable for investments purchased.........................................................................           3,993,470
Payable for Series shares reacquired......................................................................             456,360
Dividends payable.........................................................................................             236,931
Management fee payable....................................................................................             120,586
Accrued expenses..........................................................................................             103,490
Distribution fee payable..................................................................................              81,647
Deferred trustee's fees...................................................................................               9,384
                                                                                                                ---------------
   Total liabilities......................................................................................           5,001,868
                                                                                                                ---------------
Net Assets................................................................................................      $  284,435,792
                                                                                                                ---------------
                                                                                                                ---------------
Net assets were comprised of:
   Shares of beneficial interest, at par..................................................................      $      271,125
   Paid-in capital in excess of par.......................................................................         278,297,870
                                                                                                                ---------------
                                                                                                                   278,568,995
   Accumulated net realized loss on investments...........................................................          (3,869,419)
   Net unrealized appreciation on investments.............................................................           9,736,216
                                                                                                                ---------------
Net assets, August 31, 1999...............................................................................      $  284,435,792
                                                                                                                ---------------
                                                                                                                ---------------
Class A:
   Net asset value and redemption price per share
      ($183,593,374 / 17,500,481 shares of beneficial interest issued and outstanding)....................              $10.49
   Maximum sales charge (3% of offering price)............................................................                 .32
                                                                                                                ---------------
   Maximum offering price to public.......................................................................              $10.81
                                                                                                                ---------------
                                                                                                                ---------------
Class B:
   Net asset value, offering price and redemption price per share
      ($84,545,838 / 8,058,635 shares of beneficial interest issued and outstanding)......................              $10.49
                                                                                                                ---------------
                                                                                                                ---------------
Class C:
   Net asset value and redemption price per share
      ($10,847,351 / 1,033,953 shares of beneficial interest issued and outstanding)......................              $10.49
   Sales charge (1% of offering price)....................................................................                 .11
                                                                                                                ---------------
   Offering price to public...............................................................................              $10.60
                                                                                                                ---------------
                                                                                                                ---------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($5,449,229 / 519,469 shares of beneficial interest issued and outstanding).........................              $10.49
                                                                                                                ---------------
                                                                                                                ---------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA INCOME SERIES
Statement of Operations
------------------------------------------------------------

                                                   Year Ended
Net Investment Income                            August 31, 1999
Income
   Interest...................................     $16,463,562
                                                 ---------------
Expenses
   Management fee.............................       1,410,411
   Distribution fee--Class A..................         375,487
   Distribution fee--Class B..................         405,815
   Distribution fee--Class C..................          68,161
   Custodian's fees and expenses..............          95,000
   Transfer agent's fees and expenses.........          58,000
   Reports to shareholders....................          43,000
   Registration fees..........................          36,000
   Audit fees and expenses....................          13,000
   Legal fees and expenses....................          10,000
   Trustees' fees and expenses................           7,000
   Miscellaneous..............................           7,656
                                                 ---------------
      Total expenses..........................       2,529,530
   Less: Management fee waiver (Note 2).......        (104,983)
      Custodian fee credit (Note 1)...........          (2,406)
                                                 ---------------
      Net expenses............................       2,422,141
                                                 ---------------
Net investment income.........................      14,041,421
                                                 ---------------
Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on:
   Investment transactions....................      (1,136,923)
   Financial futures transactions.............         310,965
                                                 ---------------
                                                      (825,958)
                                                 ---------------
Net change in unrealized
   appreciation/depreciation on:
   Investments................................     (17,823,742)
   Financial futures contracts................          13,719
                                                 ---------------
                                                   (17,810,023)
                                                 ---------------
Net loss on investments.......................     (18,635,981)
                                                 ---------------
Net Decrease in Net Assets
Resulting from Operations.....................     $(4,594,560)
                                                 ---------------
                                                 ---------------

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA INCOME SERIES
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended August 31,
in Net Assets                          1999            1998
Operations
   Net investment income........   $ 14,041,421    $ 12,132,906
   Net realized loss on
      investment transactions...       (825,958)        (88,023)
   Net change in unrealized
      appreciation/depreciation
      on investments............    (17,810,023)     10,200,239
                                   ------------    ------------
   Net increase (decrease) in
      net assets resulting from
      operations................     (4,594,560)     22,245,122
                                   ------------    ------------
Dividends and distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................     (9,496,580)     (8,943,420)
      Class B...................     (3,882,376)     (2,795,615)
      Class C...................       (413,457)       (211,960)
      Class Z...................       (249,008)       (181,911)
                                   ------------    ------------
                                    (14,041,421)    (12,132,906)
                                   ------------    ------------
   Distributions in excess of
      net investment income
      Class A...................             --         (77,784)
      Class B...................             --         (24,826)
      Class C...................             --          (1,879)
      Class Z...................             --          (1,255)
                                   ------------    ------------
                                             --        (105,744)
                                   ------------    ------------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................     92,907,502      72,607,907
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions.........      6,830,426       6,072,757
   Cost of shares reacquired....    (59,179,182)    (35,867,889)
                                   ------------    ------------
   Net increase in net assets
      from Series share
      transactions..............     40,558,746      42,812,775
                                   ------------    ------------
Total increase..................     21,922,765      52,819,247
Net Assets
Beginning of year...............    262,513,027     209,693,780
                                   ------------    ------------
End of year.....................   $284,435,792    $262,513,027
                                   ------------    ------------
                                   ------------    ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements              CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------
Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. The monies of each series are invested in separate, independently managed portfolios. The California Income Series (the 'Series') commenced investment operations on December 3, 1990. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk. The Series will invest primarily in investment grade municipal obligations but may also invest a portion of its assets in lower-quality municipal obligations or in nonrated securities which are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in preparation of its financial statements.

Security Valuations: The Series values municipal securities (including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

The Series held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Series at August 31, 1999 include registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

All securities are valued as of 4:15 p.m., New York time.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
--------------------------------------------------------------------------------
                                       11

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements              CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series. Prior to June 1, 1999, PIFM has agreed to voluntarily waived a portion (.05 of 1% of the Series' average daily net assets) of its management fee, which amounted to $104,983 ($.004 per share). Effective June 1, 1999, PIFM eliminated such waiver. The Series is not required to reimburse PIFM for such waiver.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .10 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the period September 1, 1998 through December 31, 1998. Effective January 1, 1999, such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Series that it received approximately $371,300 and $40,800 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended August 31, 1999. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Series that for the year ended August 31, 1999, it received approximately $203,900 and $8,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PIFM, PIMS and PIC are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

As of March 11, 1999, the Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any borrowings will be at market rates. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 9, 2000. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to either agreement during the year ended August 31, 1999. The purpose of the agreements is to serve as an alternative source of funding for capital share redemptions.

------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended August 31, 1999, the Series incurred fees of approximately $50,700 for the services of PMFS. As of August 31, 1999 approximately $4,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the year ended August 31, 1999 were $102,971,773 and $64,755,427, respectively.

The United States federal income tax cost basis of the Fund's investments as of August 31, 1999 was substantially the same as for financial reporting purposes and, accordingly, net unrealized appreciation on investments for federal income tax purposes was $9,579,591 (gross unrealized appreciation--$15,398,831; gross unrealized depreciation--$5,819,240).
--------------------------------------------------------------------------------
                                       12

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements              CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------
During the year ended August 31, 1999, the Fund entered into financial futures contracts. Details of open contracts at August 31, 1999 are as follows:

                                                  Value at        Value at         Unrealized
Number of                         Expiration    February 28,        Trade         Appreciation
Contracts           Type             Date           1999            Date         (Depreciation)
---------     ----------------    ----------    ------------     -----------     --------------
              Short Position:
   312           Muni Bond        Sept. 1999    $ 35,675,250     $35,831,875        $156,625

For federal income tax purposes, the Series has a capital loss carryforward at August 31, 1999 of approximately $2,496,600 of which $1,520,900 expires in 2003 and $975,700 expires in 2004. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount.

For federal income tax purposes, the Series will elect to treat net capital losses of $1,104,800 incurred in the ten month period ending August 31, 1999 as having been incurred in the following fiscal year.

------------------------------------------------------------
Note 5. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

Transactions in shares of beneficial interest for the fiscal years ended August 31, 1999 and 1998 were as follows:

Class A                                 Shares         Amount
-----------------------------------   ----------    ------------
Year ended August 31, 1999:
Shares sold........................    4,622,707    $ 50,892,275
Shares issued in reinvestment of
  dividends........................      417,857       4,593,136
Shares reacquired..................   (3,868,964)    (42,458,852)
                                      ----------    ------------
Net increase in shares outstanding
  before conversion................    1,171,600      13,026,559
Shares issued upon conversion from
  Class B..........................      109,917       1,217,865
                                      ----------    ------------
Net increase in shares
  outstanding......................    1,281,517    $ 14,244,424
                                      ----------    ------------
                                      ----------    ------------
Year ended August 31, 1998:
Shares sold........................    3,414,327    $ 37,583,169
Shares issued in reinvestment of
  dividends and distributions......      412,571       4,525,799
Shares reacquired..................   (2,333,125)    (25,610,559)
                                      ----------    ------------
Net increase in shares outstanding
  before conversion................    1,493,773      16,498,409
Shares issued upon conversion from
  Class B..........................      101,309       1,102,989
                                      ----------    ------------
Net increase in shares
  outstanding......................    1,595,082    $ 17,601,398
                                      ----------    ------------
                                      ----------    ------------
Class B
-----------------------------------
Year ended August 31, 1999:
Shares sold........................    2,701,343    $ 29,886,200
Shares issued in reinvestment of
  dividends........................      160,200       1,758,724
Shares reacquired..................     (995,244)    (10,928,291)
                                      ----------    ------------
Net increase in shares outstanding
  before conversion................    1,866,299      20,716,633
Shares reacquired upon conversion
  into Class A.....................     (109,917)     (1,217,865)
                                      ----------    ------------
Net increase in shares
  outstanding......................    1,756,382    $ 19,498,768
                                      ----------    ------------
                                      ----------    ------------
Year ended August 31, 1998:
Shares sold........................    2,527,906    $ 27,786,255
Shares issued in reinvestment of
  dividends and distributions......      111,980       1,228,995
Shares reacquired..................     (663,467)     (7,259,153)
                                      ----------    ------------
Net increase in shares outstanding
  before conversion................    1,976,419      21,756,097
Shares reacquired upon conversion
  into Class A.....................     (101,309)     (1,102,989)
                                      ----------    ------------
Net increase in shares
  outstanding......................    1,875,110    $ 20,653,108
                                      ----------    ------------
                                      ----------    ------------

--------------------------------------------------------------------------------
                                       13

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements              CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------

Class C                                 Shares         Amount
-----------------------------------   ----------    ------------
Year ended August 31, 1999:
Shares sold........................      696,989    $  7,705,871
Shares issued in reinvestment of
  dividends........................       26,026         285,305
Shares reacquired..................     (221,550)     (2,436,064)
                                      ----------    ------------
Net increase in shares
  outstanding......................      501,465    $  5,555,112
                                      ----------    ------------
                                      ----------    ------------
Year ended August 31, 1998:
Shares sold........................      384,457    $  4,221,764
Shares issued in reinvestment of
  dividends and distributions......       13,751         150,931
Shares reacquired..................     (202,715)     (2,225,783)
                                      ----------    ------------
Net increase in shares
  outstanding......................      195,493    $  2,146,912
                                      ----------    ------------
                                      ----------    ------------
Class Z
-----------------------------------
Year ended August 31, 1999:
Shares sold........................      405,701    $  4,423,156
Shares issued in reinvestment of
  dividends........................       17,560         193,261
Shares reacquired..................     (306,708)     (3,355,975)
                                      ----------    ------------
Net increase in shares
  outstanding......................      116,553    $  1,260,442
                                      ----------    ------------
                                      ----------    ------------
Year ended August 31, 1998:
Shares sold........................      274,705    $  3,016,719
Shares issued in reinvestment of
  dividends and distributions......       15,212         167,032
Shares reacquired..................      (70,320)       (772,394)
                                      ----------    ------------
Net increase in shares
  outstanding......................      219,597    $  2,411,357
                                      ----------    ------------
                                      ----------    ------------

--------------------------------------------------------------------------------
                                       14

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Financial Highlights                       CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------

                                                                       Class A
                                             ------------------------------------------------------------
                                                                Year Ended August 31,
                                             ------------------------------------------------------------
                                               1999         1998         1997         1996         1995
                                             --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year........   $  11.19     $  10.71     $  10.33     $  10.28     $  10.19
                                             --------     --------     --------     --------     --------
Income from investment operations
Net investment income(a)..................        .56          .59          .60          .63          .65
Net realized and unrealized gain (loss) on
   investment transactions................       (.70)         .49          .38          .05          .09
                                             --------     --------     --------     --------     --------
   Total from investment operations.......       (.14)        1.08          .98          .68          .74
                                             --------     --------     --------     --------     --------
Less distributions
Dividends from net investment income......       (.56)        (.59)        (.60)        (.63)        (.65)
Distributions in excess of net investment
   income.................................         --         (.01)          --(c)        --           --
                                             --------     --------     --------     --------     --------
   Total distributions....................       (.56)        (.60)        (.60)        (.63)        (.65)
                                             --------     --------     --------     --------     --------
Net asset value, end of year..............   $  10.49     $  11.19     $  10.71     $  10.33     $  10.28
                                             --------     --------     --------     --------     --------
                                             --------     --------     --------     --------     --------
TOTAL RETURN(b):..........................      (1.37)%      10.31%        9.72%        6.67%        7.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).............   $183,593     $181,512     $156,684     $153,236     $163,538
Average net assets (000)..................   $187,106     $165,771     $153,019     $161,420     $165,500
Ratios to average net assets(a):
   Expenses, including distribution
      fees................................        .76%         .68%         .73%         .50%         .40%
   Expenses, excluding distribution
      fees................................        .56%         .58%         .63%         .40%         .30%
   Net investment income..................       5.03%        5.39%        5.66%        6.01%        6.49%
For Class A, B, C and Z shares:
   Portfolio turnover rate................         23%          10%          16%          22%          39%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(c) Less than $.005 per share.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Financial Highlights                       CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------

                                                                     Class B
                                             -------------------------------------------------------
                                                              Year Ended August 31,
                                             -------------------------------------------------------
                                              1999        1998        1997        1996        1995
                                             -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year........   $ 11.19     $ 10.71     $ 10.33     $ 10.28     $ 10.19
                                             -------     -------     -------     -------     -------
Income from investment operations
Net investment income(a)..................       .53         .55         .55         .59         .61
Net realized and unrealized gain (loss) on
   investment transactions................      (.70)        .49         .38         .05         .09
                                             -------     -------     -------     -------     -------
   Total from investment operations.......      (.17)       1.04         .93         .64         .70
                                             -------     -------     -------     -------     -------
Less distributions
Dividends from net investment income......      (.53)       (.55)       (.55)       (.59)       (.61)
Distributions in excess of net investment
   income.................................        --        (.01)         --(c)       --          --
                                             -------     -------     -------     -------     -------
   Total distributions....................      (.53)       (.56)       (.55)       (.59)       (.61)
                                             -------     -------     -------     -------     -------
Net asset value, end of year..............   $ 10.49     $ 11.19     $ 10.71     $ 10.33     $ 10.28
                                             -------     -------     -------     -------     -------
                                             -------     -------     -------     -------     -------
TOTAL RETURN(b):..........................     (1.67)%      9.87%       9.28%       6.25%       7.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).............   $84,546     $70,535     $47,436     $35,983     $28,609
Average net assets (000)..................   $81,163     $56,011     $40,983     $32,555     $23,722
Ratios to average net assets(a):
   Expenses, including distribution
      fees................................      1.06%       1.08%       1.13%        .90%        .80%
   Expenses, excluding distribution
      fees................................       .56%        .58%        .63%        .40%        .30%
   Net investment income..................      4.78%       4.99%       5.26%       5.61%       6.09%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(c) Less than $.005 per share.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Financial Highlights                       CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------

                                                                   Class C                                Class Z
                                             ---------------------------------------------------     -----------------
                                                                                                        Year Ended
                                                            Year Ended August 31,                       August 31,
                                             ---------------------------------------------------     -----------------
                                              1999        1998       1997       1996       1995       1999       1998
                                             -------     ------     ------     ------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......   $ 11.19     $10.71     $10.33     $10.28     $10.19     $11.19     $10.71
                                             -------     ------     ------     ------     ------     ------     ------
Income from investment operations
Net investment income(a)..................       .50        .52        .53        .56        .58        .58        .61
Net realized and unrealized gain (loss) on
   investment transactions................      (.70)       .49        .38        .05        .09       (.70)       .49
                                             -------     ------     ------     ------     ------     ------     ------
   Total from investment operations.......      (.20)      1.01        .91        .61        .67       (.12)      1.10
                                             -------     ------     ------     ------     ------     ------     ------
Less distributions
Dividends from net investment income......      (.50)      (.52)      (.53)      (.56)      (.58)      (.58)      (.61)
Distributions in excess of net investment
   income.................................        --       (.01)        --(e)      --         --         --       (.01)
                                             -------     ------     ------     ------     ------     ------     ------
   Total distributions....................      (.50)      (.53)      (.53)      (.56)      (.58)      (.58)      (.62)
                                             -------     ------     ------     ------     ------     ------     ------
Net asset value, end of period............   $ 10.49     $11.19     $10.71     $10.33     $10.28     $10.49     $11.19
                                             -------     ------     ------     ------     ------     ------     ------
                                             -------     ------     ------     ------     ------     ------     ------
TOTAL RETURN(b):..........................     (1.91)%     9.60%      9.01%      5.99%      6.98%     (1.18)%    10.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........   $10,847     $5,960     $3,611     $3,269     $2,762     $5,449     $4,507
Average net assets (000)..................   $ 9,088     $4,491     $3,135     $3,300     $1,751     $4,725     $3,312
Ratios to average net assets(a):
   Expenses, including distribution
      fees................................      1.31%      1.33%      1.38%      1.15%      1.05%       .56%       .58%
   Expenses, excluding distribution
      fees................................       .56%       .58%       .63%       .40%       .30%       .56%       .58%
   Net investment income..................      4.53%      4.74%      5.01%      5.36%      5.84%      5.28%      5.49%

                                            September 18,
                                               1996(d)
                                               Through
                                             August 31,
                                                1997
                                            -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......     $ 10.38
                                                 -----
Income from investment operations
Net investment income(a)..................         .57
Net realized and unrealized gain (loss) on
   investment transactions................         .33
                                                 -----
   Total from investment operations.......         .90
                                                 -----
Less distributions
Dividends from net investment income......        (.57)
Distributions in excess of net investment
   income.................................          --(e)
                                                 -----
   Total distributions....................        (.57)
                                                 -----
Net asset value, end of period............     $ 10.71
                                                 -----
                                                 -----
TOTAL RETURN(b):..........................        8.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........     $ 1,963
Average net assets (000)..................     $   970
Ratios to average net assets(a):
   Expenses, including distribution
      fees................................         .63%(c)
   Expenses, excluding distribution
      fees................................         .63%(c)
   Net investment income..................        5.76%(c)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
(e) Less than $.005 per share.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Report of Independent Accountants          CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of Prudential California Municipal Fund, California Income Series:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential California Municipal Fund, California Income Series (the 'Fund', one of the portfolios constituting Prudential California Municipal Fund) at August 31, 1999, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the two years in the period ended August 31, 1996 were audited by other independent accountants, whose opinion dated October 14, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
October 15, 1999
--------------------------------------------------------------------------------
                                       18

                                               PRUDENTIAL MUNICIPAL SERIES FUND
Federal Income Tax Information (Unaudited)     CALIFORNIA INCOME SERIES
--------------------------------------------------------------------------------
We are required by the Internal Revenue Code to advise you within 60 days of the Series' fiscal year end (August 31, 1999) as to the federal tax status of dividends paid by the Series during such fiscal year. Accordingly, we are advising you that in the fiscal year ended August 31, 1999, dividends paid from net investment income of $.56 per share for Class A shares, $.53 per Class B share, $.50 per Class C share and $.58 per Class Z share were all federally tax-exempt interest dividends.

We wish to advise you that the corporate dividends received deduction for the Series is zero. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.

In January 2000 you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to federal tax status of the distributions received by you in calendar year 1999.
--------------------------------------------------------------------------------
                                       19

Comparing a $10,000 Investment
-------------------------------------------------------------------
Prudential California Municipal Fund--California Income Series vs. the Lehman Brothers Municipal Bond Index

Class A
(GRAPH)

Average Annual Total Returns
----------------------
With Sales Load
Since Inception        7.31%  (7.06%)
Five Years             5.87%  (5.75%)
One Year              -4.33%

Without Sales Load
Since Inception        7.69%  (7.43%)
Five Years             6.52%  (6.39%)
One Year              -1.37%

Class B
(GRAPH)

Average Annual Total Returns
-----------------------------
With Sales Load
Since Inception        5.22%  (5.06%)
Five Years             5.95%  (5.83%)
One Year              -6.67%

Without Sales Load
Since Inception        5.36%  (5.20%)
Five Years             6.11%  (5.99%)
One Year              -1.67%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The lines beneath the graphs are designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since the inception of each share class.

These graphs compare a $10,000 investment in the Prudential California Municipal Fund--California Income Series (Class A, B, C, and Z shares) with a similar investment in the Lehman Brothers Municipal Bond Index (the Index) by portraying the account values at the commencement of operations of Class A, B, C, and Z shares; and at the end of the fiscal year (August 31), as measured on a quarterly basis, beginning in 1990 for Class A, 1993 for Class B, 1994 for Class C, and 1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A and Class C shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares, assuming full redemption on August 31, 1999; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a

Class C
(GRAPH)

Average Annual Total Returns
-----------------------------
With Sales Load
Since Inception        5.64%  (5.52%)
Five Years             5.64%  (5.52%)
One Year              -3.89%

Without Sales Load
Since Inception        5.85%  (5.73%)
Five Years             5.85%  (5.73%)
One Year              -1.91%

Class Z
(GRAPH)

Average Annual Total Returns
-----------------------------
Since Inception        6.01%  (5.98%)
One Year              -1.18%

quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graphs. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. The graphs and accompanying tables reflect the past subsidy and/or waiver of expenses and/or management fees. Without waiver of management fees and/or expense subsidization, the Series' average annual total returns would have been lower, as indicated in parentheses ( ).

The Index is a market value-weighted index comprising approximately 47,000 municipal bonds (state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds) selected by Lehman Brothers as representative of the long-term investment-grade municipal bond market. The Index is unmanaged, and the total return of the Index includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Series. The securities in the Index may differ substantially from the securities in the Series. The
Index is not the only index that may be used to characterize performance of municipal bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

These graphs are furnished to you in accordance with SEC regulations.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Class    NASDAQ       Cusip
  A      PBCAX      744313305
  B      PCAIX      744313404
  C       --        744313800
  Z       --        744313875

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
Thomas H. O'Brien
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street, Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza, Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street, Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive, North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005, New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas, New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue, New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MF146E

(ICON)

Prudential
California
Municipal
Fund
------------------------
California
Money Market Series

ANNUAL
REPORT
Aug. 31, 1999

(LOGO)

A Message from the Fund's President                         October 5, 1999

(PHOTO)
Dear Shareholder,

Prudential California Municipal Fund--California Money Market Series provided a competitive yield and a stable $1.00 net asset value during the 12-month reporting period that ended on August 31, 1999. On that date, its seven-day current yield was 2.26%, below the 2.40% for the average municipal money market fund tracked by IBC Financial Data.

The following report takes a closer look at the developments in the money markets during our fiscal year, and explains how the Series was positioned accordingly.

One integrated and expanded team

I would like to take this opportunity to tell you about some changes we've made to our Fixed Income Group. Earlier in the year, we combined our fixed-income areas into one integrated group that will manage money for Prudential's investors and policyholders. This group now manages approximately $135 billion in assets, making it one of the three largest fixed-income money managers in the country. Our expanded depth, breadth, and scale now also allow us to tap the best talent and share investment ideas, proprietary research, and analytical tools.

To utilize these resources effectively, we recently organized the group into teams, each specializing in a different sector of the fixed-income market. The one team that was already in place is the Money Markets Sector team, which has been headed by Joseph Tully since 1995. This team will continue to be responsible for the day-to-day management of your Prudential California Municipal Fund--California Money Market Series. Many of the investment professionals who supported the management of the Series in the past, including Portfolio Manager Richard Lynes, will work together to share their knowledge and strive to enhance performance.

Thank you for your continued confidence in Prudential mutual funds. I firmly believe that the group's combined resources and our new team approach will make us a powerhouse in the world of fixed-income investing across all sectors.

Sincerely,

John R. Strangfeld
President
Prudential California Municipal Fund

Performance Review
(PHOTO)    (PHOTO)

Joseph Tully, Team Leader of the Money Markets Sector team, and Portfolio Manager Richard S. Lynes

Investment Goals and Style
Prudential California Municipal Fund--California Money Market Series seeks to provide the highest level of current income that is exempt from federal and California State income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest in a portfolio of short-term municipal debt securities with maturities of 13 months or less from the state of California, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

Volatile year for tax-exempt money market yields
During our fiscal year that ended on August 31, 1999, tax-exempt money market yields generally trended lower in the first six months, then turned higher for the remainder of the period. This change in the direction of yields largely reflected a shift in U.S. monetary policy. The Federal Reserve had reduced the Federal funds rate (the rate U.S. banks charge each other to borrow money overnight) three times in the autumn of 1998, but reversed course in the summer of 1999 by increasing that rate twice.

A global financial crisis that spread beyond Asia was the catalyst that prompted the Fed to lower the Federal funds rate by a quarter of a percentage point three times, leaving it at 4.75% in November 1998. In reducing this rate, the Fed intended to stabilize fixed-income markets by cutting borrowing costs. Furthermore, the lower borrowing costs would help bolster U.S. economic growth. The U.S. economy seemed to need a boost because Asian nations, weakened by the global financial crisis, were expected to purchase far fewer exports from the United States.

Stiff competition
Besides the short-term rate cuts, tax-exempt money market yields slid in the first half of our fiscal year as demand for newly issued securities outstripped the supply. The supply was also constrained because short-term borrowing

Tracking Municipal Money Market Fund Yields
             (GRAPH)
needs of some state and local governments normally decline amid favorable economic conditions. Some local governments also preferred to issue longer-term debt securities instead of money market eligible securities in order to lock in low yields for a longer period of time. In June 1999, local governments in California chose to issue notes maturing in 15 months instead of tax-exempt money market securities, which come due in 13 months or less.

Not surprisingly, the supply-demand imbalance was particularly pronounced in California, where many residents in higher federal income tax brackets seek the tax advantage afforded by municipal debt securities. We faced stiff competition for high-quality, longer-term California money market securities. As a result, we could not purchase enough longer-term California money market securities to dramatically lengthen the Series' weighted average maturity
(WAM). WAM is a measurement tool that determines a fund's sensitivity to changes in interest rates. It takes into account the maturity level of each security held by a fund. Significantly extending the WAM would have helped the Series' yield to remain higher for a longer period of time as municipal money market yields declined. Unfortunately, the Series' WAM remained shorter than that of its competition from the beginning of our fiscal year well into 1999, which hurt our performance.

Spring brought attractive buying opportunities
We were finally able to begin lengthening the Series' WAM substantially in April 1999. By this time, investors were worried that the surprisingly powerful U.S. economy would overheat and spark higher inflation, which erodes the value of bonds. To compensate for this risk, investors demanded higher yields on debt securities. We purchased various AAA-rated, insured California bonds maturing in one year or less, which were a good alternative to the more conventional municipal money market securities These short-term bonds provided attractive yields to compensate for the fact that they come in small- to moderate-sized blocks. Many portfolio managers prefer to buy larger blocks of bonds because they can be easier to sell. However, the one-year California bonds suited us because we plan to hold them to maturity.

The rise in municipal money market yields accelerated in June as it became clear the Fed would boost short-term rates to slow U.S. economic growth and avoid higher inflation. On June 30, 1999, the Federal funds rate was increased by a quarter of a percentage point to

Fund Facts                                           As of 8/31/99
                             7-Day        Net Asset      Taxable Equivalent Yield*        Weighted Avg.   Net Assets
                          Current Yld.   Value (NAV)     @31%     @36%     @39.6%          Mat. (WAM)     (Millions)
CA Money
Market Series                2.26%          $1.00           3.61%    3.89%    4.12%           65 Days        $265

IBC Financial Data
Tax-Free State Specific
(SB & GP-CA) Avg.**          2.40%          $1.00           3.83%    4.13%    4.38%           58 Days         N/Ax

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

**International Business Communications (IBC) Financial Data reports the 7-Day Current Yield, NAV, and WAM on Mondays. This is the data of all funds in the IBC Financial Data Tax-Free State Specific Average (Stock Broker (SB) &
General Purpose (GP)--California) category as of August 30, 1999.
-------------------------------------------------------------------------------
                                   1

Review Cont'd.

5.00%. That move was followed by a second of the same magnitude on August 24, 1999, which left the rate at 5.25%. This time the Fed also hiked the discount rate (the rate it charges member banks to borrow at the discount window) to 4.75% from 4.50%. Looking back, the Series would have derived greater benefit had we invested less money in April and more after the Fed rate hikes when tax-exempt money market yields were significantly higher.

Looking Ahead

We're eyeing seasoned California notes
As mentioned earlier, some local governments in California issued 15-month notes in June 1999 instead of eligible tax-exempt money market securities. This included the counties of San Bernardino, Contra Costa, Santa Clara, and San Diego. Because the Series is restricted to owning debt securities that mature in 13 months or less, we could not purchase any of the roughly $1 billion of newly issued 15-month notes. However, the notes have been outstanding for more than two months, so we can begin to purchase them when they provide an opportunity to enhance the Series' yield.

Turning to U.S. monetary policy, the Fed released a statement after its most recent meeting in early October 1999, indicating it may consider hiking short-term rates in the near future and will be "especially alert" to trends that could boost inflationary pressures. Therefore, market participants will pay close attention to data on employment and consumer spending for goods and services, which is the main engine of the U.S. economy. If this data indicates that the U.S. economy is continuing to expand at a rapid pace, we believe there is a chance the Fed will hike rates in November 1999 to reverse the last of three rate cuts from the autumn of 1998.

Weighted Average Maturity Compared to the Average Municipal Money Fund
             (GRAPH)

-------------------------------------------------------------------------------
                                   2

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1999                         CALIFORNIA MONEY MARKET SERIES
--------------------------------------------------------------------------------

                                                                Moody's                                 Principal
                                                                Rating         Interest     Maturity     Amount         Value
Description (a)                                               (Unaudited)        Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Abag Fin. Auth., Harken School Foundation, Ser. 98,
   F.R.W.D.                                                     NR                2.90%       9/01/99   $  3,870     $  3,870,000
Alameda-Contra Costa Schs. Fin. Auth., Capital
   Improvements Fin. Proj., Ser. G, F.R.W.D., A.M.B.A.C.        A-1+(d)           2.90        9/02/99      4,700        4,700,000
California Econ. Dev. Fin. Auth. Rev., Mannesmann Dematic
   Rapistan Corp., Ser. 98, F.R.W.D., A.M.T.                    NR                3.25        9/02/99      3,200        3,200,000
California Hsg. Fin. Agcy.,
   Home Mtg. Rev., Ser. 99D, A.O.T.                             MIG1              3.02        4/30/00      3,635        3,635,000
   Single Family Mtg. Rev., Ser. 99B, F.G.I.C., A.O.T.,
      A.M.T.                                                    MIG1              3.00        2/01/00        450          450,000
California Poll. Ctrl. Fin. Auth. Rev.,
   Arco Proj., Ser. 97A, F.R.W.D., A.M.T.                       A-1(d)            2.80        9/01/99      2,900        2,900,000
   Greenwaste Recovery Proj., Ser. 99B, F.R.W.D., A.M.T.        NR                3.05        9/02/99      3,625        3,625,000
   Shell Oil Martinez Refining Co., Ser. 96B, F.R.D.D.          NR                2.65        9/01/99      1,300        1,300,000
   U.S. Borax Inc. Proj., Ser. 95A, F.R.W.D.                    NR                3.15        9/02/99      5,100        5,100,000
California Sch. Cash Reserve Prog. Auth., Ser. A,
   A.M.B.A.C.                                                   MIG1              4.00        7/03/00      6,000        6,043,774
California St.,
   Gen. Oblig.                                                  Aa3               6.90        3/01/00      1,100        1,121,058
   Gen. Oblig.                                                  Aa3               6.70        5/01/00      1,425        1,457,662
   Gen. Oblig., F.G.I.C.                                        Aaa               6.00       11/01/99      2,200        2,211,651
   Gen. Oblig., T.E.C.P.                                        P-1               3.20       10/08/99      3,700        3,700,000
California St., Tend. Option Cert., Ser. 98A, F.R.W.D.S.,
   M.B.I.A.                                                     VMIG1             3.20        9/01/99     13,675       13,675,000
California Statewide Cmntys. Dev. Auth.,
   Chevron Proj., Ser. 94, F.R.D.D., A.M.T.                     P-1               2.70        9/01/99      5,500        5,500,000
   Kimberly Woods Apts., Ser. 95B, F.R.W.D., F.N.M.A.,
      A.M.T.                                                    A-1+(d)           2.90        9/01/99      2,000        2,000,000
   Villa Paseo Senior Res., Multi-family Rev., Ser. 98MM,
      F.R.W.D., A.M.T.                                          A-1+(d)           2.90        9/02/99      4,000        4,000,000
Camarillo Multi-family Hsg. Rev., Hacienda De Camarillo
   Proj.,
   Ser. 96, F.R.W.D., A.M.T.                                    A-1+(d)           2.90        9/02/99      3,000        3,000,000
City of Fowler Ind. Dev. Auth., Bee Sweet Citrus, Ser. 95,
   F.R.W.D., A.M.T.                                             NR                2.95        9/02/99      1,600        1,600,000
City of Westminster, 1998 Civic Center Proj., Ser. A,
   F.R.W.D., A.M.B.A.C.                                         A-1(d)            2.90        9/02/99      4,200        4,200,000
Fresno Multi-family Hsg. Rev.,
   Heron Pointe Apt. Proj., Ser. 96A, F.R.W.D.                  VMIG1             2.85        9/01/99      4,900        4,900,000
   Sunrise of Fresno Proj., Ser. 96A, F.R.W.D., A.M.T.          A-1+(d)           3.44        9/02/99      5,500        5,500,000
Kern Cnty. Superintendent of Schs., Master Lease, Ser.
   96A, F.R.W.D.                                                A-1+(d)           2.95        9/02/99     12,890       12,890,000
Kern Cnty., Ser. 90, T.R.A.N.                                   SP-1+(d)          4.00        6/30/00      4,000        4,027,262

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1999                         CALIFORNIA MONEY MARKET SERIES
--------------------------------------------------------------------------------

                                                                Moody's                                 Principal
                                                                Rating         Interest     Maturity     Amount         Value
Description (a)                                               (Unaudited)        Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Lassen Muni. Util. Dist. Rev., Refunding Rev., Ser. 96A,
   F.R.W.D., F.S.A., A.M.T.                                     VMIG1             3.20%       9/02/99   $  5,800     $  5,800,000
Los Angeles Cnty. Metropolitan Trans. Auth., Sales Tax
   Rev.,
   Ser. SG55, F.R.W.D.S., M.B.I.A.                              A-1+(d)           3.04        9/02/99      3,000        3,000,000
Los Angeles Cnty., T.R.A.N.                                     MIG1              4.00        6/30/00      6,100        6,133,219
Los Angeles Comm. Redev. Agcy., Multi-family Rev.,
   Lanewood Apts. Proj., Ser. 85, F.R.W.D.                      VMIG1             2.80        9/01/99      7,800        7,800,000
Los Angeles Convention & Exhibition Center Auth., Lease
   Rev.,
   Ser. 98-21, F.R.W.D.S., M.B.I.A.                             VMIG1             3.10        9/01/99      3,900        3,900,000
Los Rios Comm. Coll. Dist., Ser. 98-99, T.R.A.N.                SP-1+(d)          3.50        1/21/00      1,000        1,001,714
Metropolitan Wtr. Dist. So. Cal., Waterworks Rev., Ser.
   97B, F.R.W.D.                                                VMIG1             2.75        9/02/99      4,000        4,000,000
Modesto Irrigation Dist. Fin. Auth. Rev., Refunding
   Geysers, Ser. A, M.B.I.A.                                    Aaa               4.50       10/01/99      3,775        3,779,763
North City West Sch. Facilities Fin. Auth., Ser. 89A            Aaa               7.85        9/01/99      3,800 (c)    3,876,000
Northern Cal. Transmission Agcy., California-Oregon Trans.
   Proj., Ser. 90A                                              Aaa               7.00        5/01/00      8,770 (c)    9,127,614
Oakland Unified Sch. Dist., Alameda Cnty., Ser. 98-99,
   T.R.A.N.                                                     SP-1+(d)          3.25       11/09/99      7,000        7,005,785
Ontario Rev. Hsg. Fin., Ser. 97A, F.R.W.D.                      A-1+(d)           3.10        9/02/99      2,900        2,900,000
Palmdale Cmnty. Redev. Agcy., Multi-family Rev., Manzania
   Village Apts., Ser. 99A, F.R.W.D.                            VMIG1             2.85        9/02/99      3,400        3,400,000
Port of Oakland, Port Rev., Ser. 99-A1, F.R.W.D.S.,
   M.B.I.A., A.M.T.                                             VMIG1             3.15        9/01/99      1,775        1,775,000
Puerto Rico Comnwlth., Govt. Dev. Bank., Ser. 95, T.E.C.P.      A-1+(d)           3.10        9/07/99      5,000        5,000,000
Puerto Rico Ind. Ed. Medical & Environmental Ctrl. Fac.
   Fin. Auth.,
   Higher Ed. Rev., Ana G. Mendez Univ. Sys., Ser. 98,
   F.R.W.D.                                                     A-1(d)            2.90        9/01/99      2,500        2,500,000
Sacramento Cnty. Hsg. Auth., Multi-family Rev., Chesapeake
   Apts., Ser. A, F.R.W.D., A.M.T.                              A-1+(d)           2.95        9/02/99      5,000        5,000,000
Salinas Multi-family Hsg. Rev., Brentwood Garden Apts.,
   Ser. 97A, F.R.W.D.                                           A-1+(d)           2.75        9/02/99      8,480        8,480,000
San Bernardino Cnty. Multi-family Hsg. Rev., Evergreen
   Apts.,
   Ser. 99A, F.R.W.D., F.N.M.A.                                 A-1+(d)           2.75        9/02/99      2,700        2,700,000
San Bernardino Cnty. Redev. Agcy., Silverwood Apt. Proj.,
   Ser. 86, F.R.W.D., A.M.T.                                    A-1+(d)           2.95        9/02/99      7,000        7,000,000
San Francisco Airport, Ser. SSP32, F.R.W.D.S., F.G.I.C.,
   A.M.T.                                                       VMIG1             3.30        9/08/99     13,500       13,500,000
San Jose Multi-family Hsg. Rev., Sienna At Rennaissance
   Square, Ser. 96A, F.R.W.D., A.M.T.                           VMIG1             2.95        9/01/99      7,500        7,500,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1999                         CALIFORNIA MONEY MARKET SERIES
--------------------------------------------------------------------------------

                                                                Moody's                                 Principal
                                                                Rating         Interest     Maturity     Amount         Value
Description (a)                                               (Unaudited)        Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
San Mateo Cnty. Multi-family Hsg. Rev., Pacific Oaks Apt.
   Proj., Ser. 87A, F.R.W.D., A.M.T.                            VMIG1             3.00%       9/01/99   $  2,600     $  2,600,000
Santa Paula CA, Sch. Dist., T.R.A.N.                            SP-1+(d)          3.50        6/30/00      2,000        2,005,777
Southern Cal. Pub. Pwr. Auth., Pwr. Proj. Rev., Ser. 89         Aaa               6.00        7/01/00      6,235 (c)    6,382,124
Stockton East Wtr. Dist., Proj., Ser. 90A                       AAA(d)            7.30        4/01/00      9,680 (c)   10,113,412
Torrance CA, Hosp. Rev., Little Company of Mary Hospital,
   Ser. 92, F.R.W.D.                                            A-1+(d)           2.95        9/02/99     10,800       10,800,000
Ventura Cnty., Ser. 99, T.R.A.N.                                MIG1              4.00        7/06/00      5,000        5,032,691
Westminster Redev. Agcy., Westminster Commercial Proj.
   Pound1,
   Ser. 97, F.R.W.D., A.M.B.A.C.                                A-1+(d)           2.90        9/02/99      7,630        7,630,000
                                                                                                                     ------------
Total Investments--99.6%
(cost $264,349,506(e))                                                                                                264,349,506
Other assets in excess of liabilities--0.4%                                                                             1,123,125
                                                                                                                     ------------
Net Assets--100%                                                                                                     $265,472,631
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance Corporation.
     A.M.T.--Alternative Minimum Tax.
     A.O.T.--Annual Optional Tender.
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.N.M.A.--Federal National Mortgage Association.
     F.R.D.D.--Floating Rate (Daily) Demand Note (b).
     F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
     F.R.W.D.S.--Floating Rate (Weekly) Demand Synthetic Note (b).
     F.S.A.--Financial Security Assurance.
     M.B.I.A.--Municipal Bond Insurance Association.
     T.E.C.P.--Tax-Exempt Commercial Paper.
     T.R.A.N.--Tax & Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Standard & Poor's Rating.
(e) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Statement of Assets and Liabilities        CALIFORNIA MONEY MARKET SERIES
--------------------------------------------------------------------------------

Assets                                                                                                         August 31, 1999
Investments, at amortized cost which approximates market value............................................      $  264,349,506
Cash......................................................................................................              31,710
Receivable for Series shares sold.........................................................................           2,883,711
Interest receivable.......................................................................................           2,053,767
Other assets..............................................................................................               6,530
                                                                                                                ---------------
   Total assets...........................................................................................         269,325,224
                                                                                                                ---------------
Liabilities
Payable for Series shares reacquired......................................................................           3,555,044
Management fee payable....................................................................................             116,376
Dividends payable.........................................................................................             101,716
Accrued expenses..........................................................................................              54,110
Distribution fee payable..................................................................................              15,963
Deferred trustee's fees...................................................................................               9,384
                                                                                                                ---------------
   Total liabilities......................................................................................           3,852,593
                                                                                                                ---------------
Net Assets................................................................................................      $  265,472,631
                                                                                                                ---------------
                                                                                                                ---------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value.......................................................      $    2,654,726
   Paid-in capital in excess of par.......................................................................         262,817,905
                                                                                                                ---------------
Net assets, August 31, 1999...............................................................................      $  265,472,631
                                                                                                                ---------------
                                                                                                                ---------------
Net asset value, offering price and redemption price per share
   ($265,472,631 / 265,472,631 shares of beneficial interest issued and outstanding; unlimited number of
   shares authorized).....................................................................................                $1.00
                                                                                                                ---------------
                                                                                                                ---------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA MONEY MARKET SERIES
Statement of Operations
------------------------------------------------------------

                                                 Year Ended
Net Investment Income                          August 31, 1999
Income
   Interest earned..........................     $ 8,719,132
                                               ---------------
Expenses
   Management fee...........................       1,445,776
   Distribution fee.........................         361,444
   Transfer agent's fees and expenses.......          82,000
   Custodian's fees and expenses............          71,000
   Reports to shareholders..................          40,000
   Registration fees........................          26,000
   Legal fees and expenses..................          14,000
   Audit fees and expenses..................          13,000
   Trustees' fees and expenses..............           7,000
   Miscellaneous............................           6,946
                                               ---------------
      Total expenses........................       2,067,166
   Less: Custodian fee credit (Note 1)......          (8,962)
                                               ---------------
      Net expenses..........................       2,058,204
                                               ---------------
Net investment income.......................       6,660,928
Realized Gain on Investments
Net realized gain on investment
   transactions.............................          18,632
                                               ---------------
Net Increase in Net Assets
Resulting from Operations...................     $ 6,679,560
                                               ---------------
                                               ---------------

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA MONEY MARKET SERIES
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                  Year Ended August 31,
in Net Assets                       1999               1998
Operations
   Net investment income.....  $     6,660,928    $     7,948,963
   Net realized gain on
      investment
      transactions...........           18,632                 --
                               ---------------    ---------------
   Net increase in net assets
      resulting from
      operations.............        6,679,560          7,948,963
                               ---------------    ---------------
Dividends and distributions
   (Note 1)..................       (6,679,560)        (7,948,963)
                               ---------------    ---------------
Series share transactions
   (at $1 per share)
   Net proceeds from shares
      sold...................    1,284,076,534      1,442,499,792
   Net asset value of shares
      issued to shareholders
      in reinvestment of
      dividends and
      distributions..........        6,453,709          7,729,112
   Cost of shares
      reacquired.............   (1,326,335,873)    (1,434,231,046)
                               ---------------    ---------------
   Net increase (decrease) in
      net assets from Series
      share transactions.....      (35,805,630)        15,997,858
                               ---------------    ---------------
Total increase (decrease)....      (35,805,630)        15,997,858
Net Assets
Beginning of year............      301,278,261        285,280,403
                               ---------------    ---------------
End of year..................  $   265,472,631    $   301,278,261
                               ---------------    ---------------
                               ---------------    ---------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

                                          PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements             CALIFORNIA MONEY MARKET SERIES
--------------------------------------------------------------------------------
Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. The monies of each series are invested in separate, independently managed portfolios. The California Money Market Series (the 'Series') commenced investment operations on March 3, 1989. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from California state and federal income taxes with the minimum risk by investing in 'investment grade' tax-exempt securities having a maturity of 13 months or less and whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements. Securities Valuations: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

All securities are valued as of 4:30 p.m., New York time.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

Dividends: The Series declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution regardless of expenses actually incurred by them. The Series reimburses PIMS for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.

PIC, PIMS and PIFM are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended August 31, 1999, the Series incurred fees of approximately $67,800 for the services of PMFS. As of August 31, 1999, approximately $5,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
--------------------------------------------------------------------------------
                                       8

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Financial Highlights                       CALIFORNIA MONEY MARKET SERIES
--------------------------------------------------------------------------------

                                                                                          Year Ended August 31,
                                                                       ------------------------------------------------------------
                                                                         1999         1998         1997         1996         1995
                                                                       --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year................................ $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
Net investment income and net realized gains/losses...............      .02          .03          .03          .03          .02(b)
Dividends and distributions.......................................     (.02)        (.03)        (.03)        (.03)        (.03)
Capital contribution by affiliate.................................       --           --           --           --          .01
                                                                    --------     --------     --------     --------     --------
Net asset value, end of year...................................... $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                    --------     --------     --------     --------     --------
                                                                    --------     --------     --------     --------     --------
TOTAL RETURN(a):..................................................     2.34%        2.81%        2.85%        2.88%        3.01%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).....................................  $265,473     $301,278     $285,280     $249,833     $229,380
Average net assets (000)..........................................  $289,155     $287,250     $277,720     $256,175     $243,130
Ratios to average net assets:
   Expenses, including distribution fee...........................       .71%         .72%         .73%         .74%         .78%
   Expenses, excluding distribution fee...........................       .59%         .60%         .61%         .62%         .65%
   Net investment income..........................................      2.30%        2.77%        2.80%        2.83%        2.93%

---------------
(a) Total return includes reinvestment of dividends and distributions.
(b) Includes $.01 of net realized loss on investment transactions that was offset by a capital contribution by affiliate.
    Without the effect of the capital contribution, the Series' total return would have been 1.88%.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Report of Independent Accountants          CALIFORNIA MONEY MARKET SERIES
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of Prudential California Municipal Fund, California Money Market Series:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential California Municipal Fund, California Money Market Series (the 'Fund', one of the portfolios constituting Prudential California Municipal Fund) at August 31, 1999, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the two years in the period ended August 31, 1996 were audited by other independent accountants, whose opinion dated October 14, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
October 15, 1999
--------------------------------------------------------------------------------
                                       10

                                           PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Federal Income Tax Information
(Unaudited)                                CALIFORNIA MONEY MARKET SERIES
--------------------------------------------------------------------------------
We are required by the Internal Revenue Code to advise you within 60 days of the Series' fiscal year end (August 31, 1999) as to the federal tax status of dividends and distributions paid by the Series during such fiscal year. Accordingly, we are advising you that for the year ended August 31, 1999, dividends paid from net investment income totalling $.02 per share were all federally tax-exempt interest dividends.

--------------------------------------------------------------------------------
                                       11

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials-- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Getting The Most From Your Prudential Mutual Fund
When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Prudential/Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who under-stands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But, sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Cusip
744313503

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
Thomas H. O'Brien
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street, Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza, Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street, Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive, North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005, New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas, New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue, New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MF139E